                                   PROSPECTUS

                                     [LOGO]
                                 ADVISOR CLASS
                             100 South Royal Street
                           Alexandria, Virginia 22314

                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                 (800) 851-0511

                                   PLUS FUNDS
                           The Potomac OTC Plus Fund
                        The Potomac Dow 30-SM- Plus Fund
                        The Potomac Small Cap Plus Fund
                         The Potomac Internet Plus Fund
                           The Potomac U.S. Plus Fund

                                MONEY MARKET FUND
                           The Potomac U.S. Government
                                Money Market Fund

      LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                January 2, 2001

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                               TABLE OF CONTENTS

                                                                               Page
OVERVIEW OF THE POTOMAC FUNDS.............................................           2

THE POTOMAC FUNDS.........................................................           3
The Potomac OTC Plus Fund.................................................           3
The Potomac Dow 30-SM- Plus Fund..........................................           3
The Potomac Small Cap Plus Fund...........................................           4
The Potomac Internet Plus Fund............................................           5
The Potomac U.S. Plus Fund................................................           6
Investment Techniques and Policies........................................           6
Risk Factors..............................................................           7
The Potomac U.S. Government Money Market Fund.............................           9
Performance of The Potomac Funds..........................................          11
Fees and Expenses of Advisor Class Shares of The Potomac Funds............          12

ABOUT YOUR INVESTMENT.....................................................          14
Your Account..............................................................          14
Rule 12b-1 Fees...........................................................          14
How to Invest in Advisor Class Shares of The Potomac Funds................          14
How to Exchange Advisor Class Shares of The Potomac Funds.................          15
How to Sell Advisor Class Shares of The Potomac Funds.....................          15
Prices of Advisor Class Shares of The Potomac Funds.......................          16
Account and Transaction Policies..........................................          16

ADDITIONAL INFORMATION....................................................          18
Management of The Potomac Funds...........................................          18
Distributions and Taxes...................................................          18
Master/Feeder Structure Option............................................          19

FINANCIAL HIGHLIGHTS......................................................          20

MORE INFORMATION ON THE POTOMAC FUNDS.....................................  Back Cover

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                                                                               1

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                         OVERVIEW OF THE POTOMAC FUNDS

      This Prospectus offers the Advisor Class shares of The Potomac Plus Funds and Money Market Fund. The Advisor Class is made available exclusively through your investment advisor, bank, trust company or other authorized representative (Financial Advisor).

      Each Potomac "plus" fund is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund (except for The Potomac U.S. Plus Fund) seeks to provide a return that is equal to 125% of the return of its target index. The Potomac U.S. Plus Fund seeks to provide a return that is equal to 150% of the return of its target index.

      As an example, the Potomac OTC Plus Fund is targeted to the Nasdaq 100 Index-TM-. If, on a given day, the Nasdaq 100 Index gains 2%, the OTC Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%). Conversely, if the Nasdaq 100 Index loses 1% on a given day, the OTC Plus Fund is designed to lose 1.25%.

      To achieve these results, The Potomac Funds use aggressive investment techniques such as engaging in futures and options transactions. As a result, The Potomac Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. There is no assurance that The Potomac Funds will achieve their objectives.

      The Potomac Funds also offer a money market fund, which is designed to provide stability of principal, liquidity and current income.

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2

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                               THE POTOMAC FUNDS

THE POTOMAC OTC PLUS FUND

OBJECTIVE
      THE POTOMAC OTC PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index-TM-. If it is successful in meeting its objective, the net asset value of OTC Plus Fund shares should increase approximately one and a quarter as much as the Nasdaq 100 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the OTC Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nasdaq 100 Index decline on that day.

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC OTC PLUS FUND primarily invests directly in the securities of the companies that comprise the Nasdaq 100 Index. In addition, the OTC Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The NASDAQ 100 INDEX-TM- is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The Nasdaq Stock Market. All companies listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, The Potomac Funds.

THE POTOMAC DOW 30-SM- PLUS FUND

OBJECTIVE
      THE POTOMAC DOW 30-SM- PLUS FUND seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial Average-SM-
(Dow). If it is successful in meeting its objective, the net asset value of Dow 30 Plus Fund shares should increase approximately one and a quarter as much as the Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the Dow 30 Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on that day.
      The Potomac Dow 30 Plus Fund's investment objective is not a fundamental policy and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

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                                                                               3

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC DOW 30 -SM- PLUS FUND primarily invests directly in the securities of the companies that comprise the Dow. In addition, the Potomac Dow 30-SM- Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The Fund also may invest in DIAMONDS, which are publicly-traded index securities based on the Dow. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the Dow. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The DOW JONES INDUSTRIAL AVERAGE-SM- consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial Average-SM-, DJIA-SM-, and Dow 30-SM- are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to The Potomac Funds, other than the licensing of those service marks for use in connection with the Funds' materials. Dow Jones does not sponsor, endorse, sell or promote any of The Potomac Funds.

THE POTOMAC SMALL CAP PLUS FUND

OBJECTIVE
      THE POTOMAC SMALL CAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000-Registered Trademark-Index (Russell 2000 Index). If it is successful in meeting its objective, the net asset value of Small Cap Plus Fund shares should increase approximately one and a quarter as much as the Russell 2000 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Small Cap Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Russell 2000 Index decline on that day.
      The Potomac Small Cap Plus Fund's investment objective is not a fundamental policy and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC SMALL CAP PLUS FUND primarily invests directly in the securities of the companies that comprise the Russell 2000 Index. In addition, the Potomac Small Cap Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

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4

TARGET INDEX
      The RUSSELL 2000-Registered Trademark- INDEX is comprised of the smallest 2000 companies in the Russell 3000 Index. As of May 31, 2000, the average market capitalization of the companies included in the Russell 2000 was approximately $580 million. That compares to an average market capitalization of $5.1 billion for the Russell 3000. The smallest 2000 companies represent approximately 8% of the total market capitalization of the Russell 3000. The Frank Russell Company is not a sponsor of, or in any way affiliated with, The Potomac Funds.

THE POTOMAC INTERNET PLUS FUND

OBJECTIVE
      THE POTOMAC INTERNET PLUS FUND seeks to provide investment results that correspond to 125% of the performance of the Dow Jones Composite Internet Index-SM- (Internet Index). If it is successful in meeting its objective, the net asset value of Internet Plus Fund shares should increase approximately one and a quarter as much as the Internet Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Internet Plus Fund should decrease approximately one and a quarter as much when aggregate prices of the securities in the Internet Index decline on that day.
      The Potomac Internet Plus Fund's investment objective is not a fundamental policy and may be changed by The Potomac Funds' Board of Trustees without shareholder approval.

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC INTERNET PLUS FUND primarily invests directly in the securities of the companies that comprise the Internet Index. In addition, the Potomac Internet Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      THE DOW JONES COMPOSITE INTERNET INDEX-SM- is a modified capitalization-weighted index designed to track the performance of companies that are involved in Internet related activities. The Internet Index tracks 40 e-commerce and Internet services companies that generate at least 50% of their revenues from the Internet and have a three-month average market capitalization of at least $100 million. Dow Jones and Dow Jones Composite Internet Index-SM-are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to The Potomac Funds, other than the licensing of the Internet Index for use in connection with The Potomac Funds' materials. Dow Jones does not sponsor, endorse, sell or promote any of The Potomac Funds.

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                                                                               5

THE POTOMAC U.S. PLUS FUND

OBJECTIVE
      THE POTOMAC U.S. PLUS FUND seeks to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index-TM- (S&P 500 Index). If it is successful in meeting its objective, the net asset value of U.S. Plus Fund shares should increase approximately one and a half as much as the S&P 500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the U.S. Plus Fund should decrease approximately one and a half as much when the aggregate prices of the securities in the S&P 500 Index decline on that day.

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC U.S. PLUS FUND may invest directly in the securities of companies that are included in the S&P 500 Index and may invest in Standard & Poor's Depositary Receipts (SPDRs), which are publicly-traded index securities based on the S&P 500 Index. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the S&P 500 Index. In addition, the Potomac U.S. Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX-TM- is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. Standard & Poor's is not a sponsor of, or in any way affiliated with, The Potomac Funds.

INVESTMENT TECHNIQUES AND POLICIES
      Rafferty Asset Management, LLC (Rafferty), the investment advisor to each Potomac Plus Fund, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. Rafferty attempts to magnify the returns of each Plus Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.
      Each Plus Fund invests significantly in futures contracts on stock indexes, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without

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6
leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.
      Each Potomac Fund is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market and the use of leverage for the Plus Funds to achieve a Fund's investment objective.
      It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.

RISK FACTORS
      An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES
      The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES
      The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the

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                                                                               7
volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

LEVERAGE RISK
      Each Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.

RISK OF POOR TRACKING
      Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.

RISK OF TRADING HALTS
      In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases, redemptions, or exchanges received earlier during the business day.

RISK OF EARLY CLOSING
      The normal close of trading of securities listed on the Nasdaq Stock Market and the New York Stock Exchange ("NYSE") is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day a Fund might incur substantial trading losses.

HIGH PORTFOLIO TURNOVER
      Rafferty expects a significant portion of The Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

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
RISK OF NON-DIVERSIFICATION
      The Funds (except the Money Market Fund) are non-diversified, which means that they may invest a high percentage of their assets in a limited number of securities. Since the Funds' are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

RISKS OF INVESTING IN INTERNET COMPANIES
      The Potomac Internet Plus Fund concentrates its investments in Internet companies. In addition, the Potomac OTC Plus Fund may invest a substantial portion of its assets in Internet companies listed on the Nasdaq 100 Index. The market prices of Internet-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in- and out-of-favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Internet stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect Internet companies. Those Internet companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those Internet companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Internet Index and the Nasdaq 100 Index.

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES
      Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Any of these factors may negatively impact the performance of the Russell 2000 Index.

THE POTOMAC U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE
      THE POTOMAC U.S. GOVERNMENT MONEY MARKET FUND seeks to provide security of principal, current income and liquidity.

CORE INVESTMENTS
      THE POTOMAC U.S. GOVERNMENT MONEY MARKET FUND seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Trustees or by Rafferty to present minimal credit risk. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

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                                                                               9

INVESTMENT TECHNIQUES AND POLICIES
      In order to maintain a stable share price, the Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

RISK FACTORS

    - The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

    - Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    - Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

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
PERFORMANCE OF THE POTOMAC FUNDS

      The Advisor Class shares are a new class of shares offered by The Potomac Funds. Accordingly, they do not have a full calendar year of performance of their own. The annual performance illustrated in the bar chart and tables below represents the actual historical performance for a different class of shares not offered in this Prospectus for the U.S. Plus Fund, OTC Plus Fund and the U.S. Government Money Market Fund. Because the other class had lower expenses, its performance was higher than the Advisor Class of the Funds would have received in the same time period.
      The tables below provide some indication of the risks of an investment in these Funds by comparing the performance of the other class of shares with a broad measure of market performance and by illustrating their highest and lowest quarterly returns. Because this information is based on past performance, it's not a guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Plus Fund 1998                      34.60%
U.S. Plus Fund 1999                      24.45%
OTC Plus Fund 1998                      104.22%
OTC Plus Fund 1999                      129.22%
U.S. Government Money Market Fund 1998    4.33%
U.S. Government Money Market Fund 1999    4.03%

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      The total return from January 1, 2000 to September 30, 2000 for the
      Investor Class of the U.S. Plus Fund, the OTC Plus Fund and the U.S. Government Money Market Fund was -8.20%, -10.56% and 3.99%, respectively.

      The highest and lowest returns of the Funds for a quarter during the two calendar years ended December 31, 1999 were as follows:

              FUND                HIGHEST QUARTERLY RETURN (%)   LOWEST QUARTERLY RETURN (%)
--------------------------------  ----------------------------   ---------------------------
OTC Plus Fund                       68.51 (4th quarter 1999)        0.08 (3rd quarter 1998)
U.S. Plus Fund                      31.88 (4th quarter 1998)      -17.38 (3rd quarter 1998)
U.S. Government Money Market
  Fund                               1.11 (4th quarter 1999)        0.88 (1st quarter 1999)

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                                                                              11

      The table below shows what the Funds' average annual total returns would equal if you average out actual performance over various lengths of time.

AVERAGE ANNUAL RETURNS (for the periods ended December 31, 1999):

                    FUND                       ONE YEAR (%)   SINCE INCEPTION (%)+
---------------------------------------------  ------------   --------------------
OTC Plus Fund                                     129.22              91.49
Nasdaq 100 Index**                                101.95              74.71

U.S. Plus Fund                                     24.45              27.67
S&P 500 Index*                                     19.53              21.63

U.S. Government Money Market Fund                   4.03               4.19

------------------------
+    The Investor Class of each Fund commenced operations on October 20, 1997.
* The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.
** The Nasdaq 100 is an unmanaged index composed of 100 of the largest non-financial domestic companies with a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares.

FEES AND EXPENSES OF ADVISOR CLASS SHARES OF THE POTOMAC FUNDS

      The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Funds. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2000.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases (as a % of
  offering price)...........................................     None
Maximum Deferred Sales Charge (as a % of original purchase
  price or sales proceeds, whichever is less)...............     None
Wire Redemption Fee.........................................   $15.00

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
ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                                                                  MONEY MARKET
                            OTC PLUS   DOW 30 PLUS   SMALL CAP PLUS   INTERNET PLUS   U.S. PLUS       FUND
                            --------   -----------   --------------   -------------   ---------   ------------
Management Fees               0.75         0.75           0.75             0.75         0.75          0.50
Distribution (12b-1) Fees     1.00+        1.00           1.00+            1.00         1.00          1.00
Other Expenses*               0.55         0.77           0.61             0.77         0.75          0.53
                              ----         ----           ----             ----         ----          ----
Total Annual Operating
  Expenses*                   2.30+        2.52           2.36+            2.52         2.50          2.03
Fee Waiver and/or
  Reimbursement*              0.00         0.02           0.00             0.02         0.00          0.03
                              ----         ----           ----             ----         ----          ----
Net Expenses                  2.30+        2.50           2.36+            2.50         2.50          2.00
                              ====         ====           ====             ====         ====          ====

------------------------
+ Rafferty Asset Management, LLC voluntarily waived Distribution (12b-1) Fees for the OTC Plus Fund and Small Cap Plus Fund in the amount of 0.17% and 0.01%, respectively. As a result, Total Annual Operating Expenses and Net Expenses were 2.13% and 2.35% for the OTC Plus Fund and Small Cap Plus Fund, respectively.

* Rafferty Asset Management, LLC has contractually agreed to reimburse the Advisor Class shares of the Funds for Other Expenses through August 31, 2003 to the extent that the Advisor Class' Total Annual Fund Operating Expenses exceed 2.50% for the Plus Funds and 2.00% for the Money Market Fund. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three fiscal years.

EXPENSE EXAMPLE
      The tables below are intended to help you compare the cost of investing in the Advisor Class of The Potomac Funds with the cost of investing in other mutual funds. The tables show what you would have paid if you invested $10,000 in the Advisor Class of each Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same through each year. The expenses shown for the first and third years are calculated based on the Net Expenses shown above, taking into account any fee waivers and expense reimbursements. For the other years, the expenses are based on Total Annual Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             --------   --------   --------   --------
OTC Plus Fund..............................    $233       $718      $1,230     $2,636
Dow 30 Plus Fund...........................    $253       $779      $1,340     $2,856
Small Cap Plus Fund........................    $239       $736      $1,260     $2,696
Internet Plus Fund.........................    $253       $779      $1,340     $2,856
U.S. Plus Fund.............................    $253       $779      $1,331     $2,836
U.S. Government Money Market Fund..........    $203       $627      $1,093     $2,358

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ABOUT YOUR INVESTMENT

YOUR ACCOUNT
      You may open an account for the Advisor Class shares and conduct other Fund transactions through your Financial Advisor. You will not pay any sales charges but the Funds' Advisor Class shares have ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets as discussed below. You also may be subject to other charges assessed by your Financial Advisor.

RULE 12b-1 FEES
      The Funds have adopted a distribution plan under Rule 12b-1 for the Advisor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Advisor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
      Under the plan, the fees may amount to up to 1.00% of the Advisor Class' average daily net assets. The Potomac Funds' Board of Trustees has authorized each Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Advisor Class. Under an agreement with the Funds, your Financial Advisor may receive these fees from the Funds. In exchange, your Financial Advisor may provide a number of services, such as:

    - placing your orders and issuing confirmations,

    - providing investment advice, research and other advisory services,

    - handling correspondence for individual accounts,

    - acting as the sole shareholder of record for individual shareholders,

    - issuing shareholder statements and reports and

    - executing daily investment "sweep" functions.

      For more specific information on these and other services, you should speak to your Financial Advisor. Your Financial Advisor may charge additional account fees for services beyond those specified above.

HOW TO INVEST IN ADVISOR CLASS SHARES OF THE POTOMAC FUNDS
      You may invest in the Advisor Class of the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed or company sponsored retirement plans or other products as available from your Financial Advisor. Applications and descriptions of any services fees for retirement or other accounts are available from your Financial Advisor.

MINIMUM INVESTMENT:
      The minimum initial and subsequent investments set forth below may be invested in as many of The Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For

---------------------------------------------------------------
14
example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                                                     MINIMUM INITIAL INVESTMENT   SUBSEQUENT INVESTMENT
                                                     --------------------------   ---------------------
Regular Accounts                                              $10,000                    $1,000
Retirement Accounts                                           $10,000                    $    0

TO PURCHASE ADVISOR CLASS SHARES:

    - Contact your Financial Advisor.

    - Your Financial Advisor will help you complete the necessary paperwork, mail your Account Application to The Potomac Funds and place your order to purchase Advisor Class shares of the Funds.

    - Cash, credit cards, credit card checks and third-party checks will not be accepted by the Funds.

    - All purchases must be made in U.S. dollars through a U.S. bank.

    - If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

HOW TO EXCHANGE ADVISOR CLASS SHARES OF THE POTOMAC FUNDS
      You may exchange Advisor Class shares of your current Fund(s) for Advisor Class shares of any other Fund without any charges. To make an exchange:

    - Contact your Financial Advisor.

    - Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

    - The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

    - You must exchange at least a $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

HOW TO SELL ADVISOR CLASS SHARES OF THE POTOMAC FUNDS
      You may sell all or part of your investment in the Funds at the next determined net asset value after the Funds have received your order from your Financial Advisor.

TO SELL ADVISOR CLASS SHARES:

    - Contact your Financial Advisor.

    - He or she will place your order to sell Advisor Class shares of the Funds.

    - Payment can be directed to your advisory account normally within three days after your Financial Advisor places your order.

--------------------------------------------------------------------------------

    - For investments that have been made by check, payment on sales requests may be delayed until The Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

    - Your request will be processed the same day if you call between 9:00 AM AND 3:40 P.M. Eastern time (or 1:00 p.m. for the Money Market Fund).

PRICES OF ADVISOR CLASS SHARES OF THE POTOMAC FUNDS
      A Fund's share price is known as its net asset value (NAV). For all of the Funds except the U.S. Government Money Market Fund, the Advisor Class share prices are calculated fifteen minutes after the close of regular trading, usually at 4:15 pm Eastern time, each day the New York Stock Exchange (NYSE) is open for business. The U.S. Government Money Market Fund's Advisor Class share price is calculated at 1:15 pm Eastern time each day the NYSE and Federal Bank of New York are open. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

    - equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask

    - options on futures are valued at their closing price

    - short-term debt securities and money market securities are valued using the "amortized" cost method

    - securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees

ACCOUNT AND TRANSACTION POLICIES

      ORDER POLICIES
      You may buy and sell Advisor Class shares of the Funds at their NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day's NAV if received by 3:40 p.m. Eastern Time (or 1:00 p.m. for the Money Market Fund). The Funds will not accept and process any orders for that day received after this time.
      There are certain times when you may be unable to sell Advisor
Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of its assets or sell its holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares.

      TELEPHONE TRANSACTIONS
      For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

---------------------------------------------------------------
16

      SIGNATURE GUARANTEES
      In certain instances when you sell Advisor Class shares of the Funds, we will need your signature guaranteed. Signatures guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

    - if your account registration or address has changed in the last 30 days

    - if the proceeds of your sale are mailed to an address other than the one listed with the Funds

    - if the proceeds are payable to a third party

    - if the sale is greater than $100,000

    - if the wire instructions on the account are being changed

    - if there are other unusual situations as determined by the Funds' Transfer Agent

      LOW BALANCE ACCOUNTS
      If your total account balance falls below $10,000, then we may sell your Advisor Class shares of the Funds. We will inform you in writing 30 days prior to selling your Advisor Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your Advisor Class shares and send you the proceeds. We will not sell your Advisor Class shares if your account value falls due to market fluctuations.

      MONEY MARKET FUND CHECKING POLICIES
      You may write checks against your Money Market Fund account if you request and complete a signature card. With these checks, you may sell Advisor
Class shares of the Fund simply by writing a check for at least $500. You may not write a check to close your account. If you place a stop payment order on a check, we will charge you $25.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION

MANAGEMENT OF THE POTOMAC FUNDS

      Rafferty Asset Management, LLC (Rafferty) provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.
      Under an investment advisory agreement between The Potomac Funds and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. The fees charged and the contractual fees are the same.

                                                              ADVISORY FEES CHARGED
                                                              ---------------------
Plus Funds                                                            0.75
U.S. Government Money Market Fund                                     0.50

      An investment committee of Rafferty employees has the day-to-day responsibility for managing the Potomac Funds.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS
      Each Fund, except the Money Market Fund, distributes dividends from net investment income annually. The Money Market Fund usually distributes dividends from its net investment income monthly. Net investment income generally consists of interest income and dividends received on investments, less expenses.
      Each Fund, except the Money Market Fund, also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the asset. Distributions of net gains on the sale of an asset held for one year or less are taxed as ordinary income. Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.
      Dividends and net capital gains will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions by check and the post office cannot deliver such check or your check remains uncashed for six months, a Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

---------------------------------------------------------------
18

TAXES
      The following table illustrates the potential tax liabilities for taxable accounts:

           TYPE OF TRANSACTION                                  TAX STATUS*
------------------------------------------       ------------------------------------------
Dividends                                        Ordinary income rate
Short-term capital gains                         Ordinary income rate
Long-term capital gains                          Long-term capital gains rate
Sale or exchange of Fund shares owned for        Long-term capital gains or losses (capital
  more than one year                               gains rate)
Sale or exchange of Fund shares owned for        Gains are taxed at the same rate as
  less than one year                               ordinary income; losses are subject to
                                                   special rules

------------------------
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

      If you are a non-retirement account holder, then each year, we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of these distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.
      If you are a non-corporate shareholder and do not provide the Funds with your correct taxpayer identification number (normally your social security number), the Funds are required to withhold 31% of all dividends, other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.

MASTER/FEEDER STRUCTURE OPTION
      The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Advisor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Advisor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Advisor Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                  For a fund share outstanding throughout the period
                                                                    U.S. PLUS FUND
                                         --------------------------------------------------------------------
                                           ADVISOR CLASS                        INVESTOR CLASS
POTOMAC FUNDS                            ------------------      --------------------------------------------
                                         MARCH 22, 2000(1)           YEAR ENDED          OCTOBER 20, 1997(1)
                                         TO AUGUST 31, 2000       AUGUST 31, 1999         TO AUGUST 31, 1998
                                         ------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................         $     16.97             $      9.76              $     10.00
                                            -----------             -----------              -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)....               (0.11)                   0.31                     0.36
Net realized and unrealized gain
  (loss) on investments(6).........                0.09                    4.59                    (0.58)
                                            -----------             -----------              -----------
    Total from investment
      operations...................               (0.02)                   4.90                    (0.22)
                                            -----------             -----------              -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................                  --                      --                    (0.02)
Distributions from realized
  gains............................                  --                   (0.10)                      --
                                            -----------             -----------              -----------
    Total distributions............                  --                   (0.10)                   (0.02)
                                            -----------             -----------              -----------
NET ASSET VALUE, END OF PERIOD.....         $     16.95             $     14.56              $      9.76
                                            ===========             ===========              ===========
TOTAL RETURN.......................               (0.12%)(2)              50.38%                   (2.23%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..........         $    70,718             $16,472,869              $   466,997
Ratio of net expenses to average
  net assets:
  Before expense reimbursement.....                2.50%(3,7)              1.52%                    2.52%(3)
  After expense reimbursement......                2.50%(3,7)              1.50%                    1.50%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement.....               (1.64%)(3,7)             2.32%                    2.68%(3)
  After expense reimbursement......               (1.64%)(3,7)             2.34%                    3.70%(3)
Portfolio turnover rate(5).........               2,010%                      0%                       0%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.05%.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Advisor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Advisor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Advisor Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                   For a fund share outstanding throughout the period
                                                                      OTC PLUS FUND
                                         -----------------------------------------------------------------------
                                             ADVISOR CLASS                         INVESTOR CLASS
POTOMAC FUNDS                            ---------------------      --------------------------------------------
                                         FEBRUARY 24, 2000(1)           YEAR ENDED          OCTOBER 20, 1997(1)
                                          TO AUGUST 31, 2000         AUGUST 31, 1999         TO AUGUST 31, 1998
                                         ---------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................          $     47.64               $     10.41              $    10.00
                                             -----------               -----------              ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)....                (0.36)                    (0.23)                  (0.11)
Net realized and unrealized gain
  (loss) on investments(6).........                (3.21)                    14.48                    0.52
                                             -----------               -----------              ----------
    Total from investment
      operations...................                (3.57)                    14.25                    0.41
                                             -----------               -----------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................                   --                        --                      --
Distributions from realized
  gains............................                   --                     (0.06)                     --
                                             -----------               -----------              ----------
    Total distributions............                   --                     (0.06)                     --
                                             -----------               -----------              ----------
NET ASSET VALUE, END OF PERIOD.....          $     44.07               $     24.60              $    10.41
                                             ===========               ===========              ==========
TOTAL RETURN.......................                (7.49%)(2)               137.18%                   4.10%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..........          $ 1,486,399               $76,682,387              $7,680,546
Ratio of net expenses to average
  net assets:
  Before expense reimbursement.....                 2.30%(3,7)                1.50%                   3.21%(3)
  After expense reimbursement......                 2.13%(3,7)                1.50%                   1.50%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement.....                (2.01%)(3,7)              (1.16%)                 (2.84%)(3)
  After expense reimbursement......                (1.84%)(3,7)              (1.16%)                 (1.13%)(3)
Portfolio turnover rate(5).........                  378%                    1,000%                  2,325%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.08%.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Advisor Class share of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Advisor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Advisor Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                            For a fund share outstanding
                                               throughout the period
                                                SMALL CAP PLUS FUND
                                         ----------------------------------
                                         ADVISOR CLASS       INVESTOR CLASS
                                         --------------      --------------
                                         FEBRUARY 9,         FEBRUARY 22,
                                           2000(1)             1999(1)
                                         TO AUGUST 31,       TO AUGUST 31,
POTOMAC FUNDS                                2000                1999
                                         --------------      --------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................       $     14.26         $     10.00
                                          -----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)....              0.02                0.18
Net realized and unrealized gain
  (loss) on investments(6).........             (1.72)               0.92
                                          -----------         -----------
    Total from investment
     operations....................             (1.70)               1.10
                                          -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................                --                  --
Distributions from realized
  gains............................                --                  --
                                          -----------         -----------
    Total distributions............                --                  --
                                          -----------         -----------
NET ASSET VALUE, END OF PERIOD.....       $     12.56         $     11.10
                                          ===========         ===========
TOTAL RETURN.......................            (11.92%)(2)          11.00%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..........       $ 2,801,317         $ 7,033,622
Ratio of net expenses to average
  net assets:
  Before expense reimbursement.....              2.36%(3,7)          1.50%(3)
  After expense reimbursement......              2.35%(3,7)          1.50%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement.....              0.25%(3,7)          3.03%(3)
  After expense reimbursement......              0.24%(3,7)          3.03%(3)
Portfolio turnover rate(5).........             3,390%                  0%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Advisor Class share of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Advisor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Advisor Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                          For a fund share outstanding throughout the
                                                             period
                                          INTERNET PLUS FUND         DOW 30 PLUS FUND
                                         ---------------------      -------------------
                                             ADVISOR CLASS             ADVISOR CLASS
POTOMAC FUNDS                            ---------------------      -------------------
                                         FEBRUARY 24, 2000(1)         JUNE 1, 2000(1)
                                          TO AUGUST 31, 2000        TO AUGUST 31, 2000
                                         ---------------------      -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................           $     14.20              $      8.72
                                              -----------              -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)....                 (0.10)                   (0.01)
Net realized and unrealized gain
  (loss) on investments(6).........                 (5.65)                    0.61
                                              -----------              -----------
    Total from investment
     operations....................                 (5.75)                    0.60
                                              -----------              -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................                    --                       --
Distributions from realized
  gains............................                    --                       --
                                              -----------              -----------
    Total distributions............                    --                       --
                                              -----------              -----------
NET ASSET VALUE, END OF PERIOD.....           $      8.45              $      9.32
                                              ===========              ===========
TOTAL RETURN.......................                (40.49%)(2)                6.88%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..........           $ 5,310,640              $    86,355
Ratio of net expenses to average
  net assets:
  Before expense reimbursement.....                  2.52%(3)                 2.52%(3)
  After expense reimbursement......                  2.50%(3)                 2.50%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement.....                 (2.34%)(3)               (0.36%)(3)
  After expense reimbursement......                 (2.32%)(3)               (0.34%)(3)
Portfolio turnover rate(5).........                 3,302%                   1,606%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Advisor Class share of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Advisor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Advisor Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                 For a fund share outstanding throughout the period
                                                          U.S. GOVERNMENT MONEY MARKET FUND
                                         -------------------------------------------------------------------
                                            ADVISOR CLASS                       INVESTOR CLASS
POTOMAC FUNDS                            --------------------      -----------------------------------------
                                         FEBRUARY 2, 2000(1)          YEAR ENDED         OCTOBER 20, 1997(1)
                                          TO AUGUST 31, 2000       AUGUST 31, 1999       TO AUGUST 31, 1998
                                         --------------------      ----------------      -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................          $      1.00             $      1.00            $      1.00
                                             -----------             -----------            -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)....                 0.03                    0.04                   0.04
Net realized and unrealized gain
  (loss) on investments............                   --                      --                     --
                                             -----------             -----------            -----------
    Total from investment
      operations...................                 0.03                    0.04                   0.04
                                             -----------             -----------            -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income...........................                (0.03)                  (0.04)                 (0.04)
Distributions from realized
  gains............................                   --                      --                     --
                                             -----------             -----------            -----------
    Total distributions............                (0.03)                  (0.04)                 (0.04)
                                             -----------             -----------            -----------
NET ASSET VALUE, END OF PERIOD.....          $      1.00             $      1.00            $      1.00
                                             ===========             ===========            ===========
TOTAL RETURN.......................                 2.54%(2)                3.89%                  3.89%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..........          $   678,918             $50,222,733            $ 9,370,384
Ratio of net expenses to average
  net assets:
  Before expense reimbursement.....                 2.03%(3)                1.20%                  3.70%(3)
  After expense reimbursement......                 2.00%(3)                0.99%                  1.00%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement.....                 4.32%(3)                3.68%                  1.66%(3)
  After expense reimbursement......                 4.35%(3)                3.89%                  4.36%(3)
Portfolio turnover rate(5).........                  N/A                     N/A                    N/A

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                     MORE INFORMATION ON THE POTOMAC FUNDS
STATEMENT OF ADDITIONAL INFORMATION (SAI):
      The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).
ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS:
      The Funds' reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds' performance during that period.
CALL OR WRITE TO OBTAIN THE SAI OR FUND REPORTS FREE OF CHARGE:

Write to:  The Potomac Funds
           P.O. Box 1993
           Milwaukee, Wisconsin 53201-1993
Call:      (800) 851-0511

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http:\\www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.
                  Rafferty Capital Markets, Inc., Distributor
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

SEC File Number: 811-8243

                                  PROSPECTUS
                                January 2, 2001

                                    [LOGO]

                                 ADVISOR CLASS

                            100 South Royal Street
                          Alexandria, Virginia 22314

                            1311 Mamaroneck Avenue
                         White Plains, New York 10605

                                (800) 851-0511

                                   PROSPECTUS

                                     [LOGO]

                                 INVESTOR CLASS
                             100 South Royal Street
                           Alexandria, Virginia 22314

                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                 (800) 851-0511

                 PLUS FUNDS                                             SHORT FUNDS
            Potomac OTC Plus Fund                                 Potomac OTC/Short Fund
        Potomac Dow 30-SM- Plus Fund                           Potomac Small Cap/Short Fund
         Potomac Small Cap Plus Fund                            Potomac Internet/Short Fund
         Potomac Internet Plus Fund                               Potomac U.S./Short Fund
           Potomac U.S. Plus Fund

                                MONEY MARKET FUND
                             Potomac U.S. Government
                                Money Market Fund

      LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                January 2, 2001

---------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

                                                                 Page
OVERVIEW OF THE POTOMAC FUNDS...............................           2

THE POTOMAC FUNDS...........................................           3
Potomac OTC Funds...........................................           3
Potomac Dow 30-SM- Plus Fund................................           3
Potomac Small Cap Funds.....................................           4
Potomac Internet Funds......................................           5
Potomac U.S. Funds..........................................           6
Investment Techniques and Policies..........................           7
Risk Factors................................................           8
Potomac U.S. Government Money Market Fund...................          10
Performance of The Potomac Funds............................          11
Fees and Expenses of Investor Class Shares of The Potomac
    Funds...................................................          12

ABOUT YOUR INVESTMENT.......................................          14
Share Prices of The Potomac Funds...........................          14
Rule 12b-1 Fees.............................................          14
How to Invest in the Investor Class of The Potomac Funds....          15
How to Exchange Investor Class Shares of The Potomac
    Funds...................................................          16
How to Sell Investor Class Shares of The Potomac Funds......          17
Account and Transaction Policies............................          18

ADDITIONAL INFORMATION......................................          19
Management of The Potomac Funds.............................          19
Distributions and Taxes.....................................          20
Master/Feeder Structure Option..............................          21

FINANCIAL HIGHLIGHTS........................................          22

MORE INFORMATION ON THE POTOMAC FUNDS.......................  Back Cover

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         OVERVIEW OF THE POTOMAC FUNDS

      The Potomac Funds consist primarily of pairs of funds. Each pair consists of one "plus" fund and one "short" fund. Each "plus" fund is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund (except for the Potomac U.S. Plus Fund) seeks to provide a return that is equal to 125% of the return of its target index. The Potomac U.S. Plus Fund seeks to provide a return that is equal to 150% of the return of its target. Each "short" fund is designed to provide investment results that are opposite of the return of its target index.

      As an example, each of the Potomac OTC Plus Fund and the Potomac OTC/Short Fund is targeted to the Nasdaq 100 Index-TM-. If, on a given day, the Nasdaq 100 Index gains 2%, the OTC Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%), while the OTC/Short Fund is designed to lose 2%. Conversely, if the Nasdaq 100 Index loses 1% on a given day, the OTC/Short Fund is designed to gain 1%, while the OTC Plus Fund is to designed to lose 1.25%.

      To achieve these results, the Potomac Funds use aggressive investment techniques such as engaging in futures and options transactions. As a result, the Potomac Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. There is no assurance that the Potomac Funds will achieve their objectives.

      The Potomac Funds also offer a money market fund, which is designed to provide stability of principal, liquidity and current income.

---------------------------------------------------------------
2

--------------------------------------------------------------------------------
                               THE POTOMAC FUNDS

POTOMAC OTC FUNDS

OBJECTIVES
      The POTOMAC OTC PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index-TM-. If it is successful in meeting its objective, the net asset value of OTC Plus Fund shares should increase approximately one and a quarter as much as the Nasdaq 100 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the OTC Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nasdaq 100 Index decline on that day.
      The POTOMAC OTC/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Nasdaq 100 Index. If it is successful in meeting its objective, the net asset value of OTC/Short Fund shares should increase in direct proportion to any decrease in the level of the Nasdaq 100 Index on a given day. Conversely, the net asset value of shares in the OTC/Short Fund should decrease in direct proportion to any increase in the level of the Nasdaq 100 Index on that day.

CORE INVESTMENTS
      In attempting to achieve their objectives, the Potomac OTC Funds primarily invest directly in the securities of the companies that comprise the Nasdaq 100 Index. In addition, the POTOMAC OTC PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC OTC/SHORT FUND also enters into short positions in the securities of the companies that comprise the Nasdaq 100 Index, stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The NASDAQ 100 INDEX-TM- is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The Nasdaq Stock Market. All companies listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, the Potomac Funds.

POTOMAC DOW 30-SM- PLUS FUND

OBJECTIVE
      The POTOMAC DOW 30-SM- PLUS FUND seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial Average-SM-
(Dow). If it is successful in meeting its objective, the net asset value of Dow 30 Plus Fund shares should increase approximately one and a quarter as much as the

--------------------------------------------------------------------------------

Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the Dow 30 Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on that day.
      The Potomac Dow 30 Plus Fund's investment objective is not a fundamental policy and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

CORE INVESTMENTS
      In attempting to achieve its objective, the Potomac Dow 30 Plus Fund primarily invests directly in the securities of the companies that comprise the Dow. In addition, the Potomac Dow 30-SM- Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The Fund also may invest in DIAMONDS, which are publicly-traded index securities based on the Dow. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the Dow. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The DOW JONES INDUSTRIAL AVERAGE-SM- consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial Average-SM-, DJIA-SM-, and Dow 30-SM- are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Potomac Funds, other than the licensing of those service marks for use in connection with the Funds' materials. Dow Jones does not sponsor, endorse, sell or promote any of the Potomac Funds.

POTOMAC SMALL CAP FUNDS

OBJECTIVES
      The POTOMAC SMALL CAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000-Registered Trademark-Index (Russell 2000 Index). If it is successful in meeting its objective, the net asset value of Small Cap Plus Fund shares should increase approximately one and a quarter as much as the Russell 2000 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Small Cap Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Russell 2000 Index decline on that day.
      The POTOMAC SMALL CAP/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Russell 2000 Index. If it is successful in meeting its objective, the net asset value of Small Cap/Short Fund shares should increase in direct proportion to any decrease in the level of the Russell 2000 Index on a given day. Conversely, the net asset value of shares in the Small Cap/Short Fund should decrease in direct proportion to any increase in the level of the Russell 2000 Index on that day.
      The Potomac Small Cap Funds' investment objectives are not fundamental policies and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

---------------------------------------------------------------
4

CORE INVESTMENTS
      In attempting to achieve their objectives, the Potomac Small Cap Funds primarily invest directly in the securities of the companies that comprise the Russell 2000 Index. In addition, the POTOMAC SMALL CAP PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC SMALL CAP/SHORT FUND also enters into short positions in securities of companies that comprise the Russell 2000 stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The RUSSELL 2000-REGISTERED TRADEMARK- INDEX is comprised of the smallest 2000 companies in the Russell 3000 Index. As of May 31, 2000, the average market capitalization of the companies included in the Russell 2000 was approximately $580 million. That compares to an average market capitalization of $5.1 billion for the Russell 3000. The smallest 2000 companies represent approximately 8% of the total market capitalization of the Russell 3000. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Potomac Funds.

POTOMAC INTERNET FUNDS

OBJECTIVES
      The POTOMAC INTERNET PLUS FUND seeks to provide investment results that correspond to 125% of the performance of the Dow Jones Composite Internet Index-TM- (Internet Index). If it is successful in meeting its objective, the net asset value of Internet Plus Fund shares should increase approximately one and a quarter as much as the Internet Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Internet Plus Fund should decrease approximately one and a quarter as much when aggregate prices of the securities in the Internet Index decline on that day.
      The POTOMAC INTERNET/SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the Internet Index. If it is successful in meeting its objective, the net asset value of Internet/Short Fund shares should increase in direct proportion to any decrease in the level of the Internet Index on a given day. Conversely, the net asset value of shares in the Internet/Short Fund should decrease in direct proportion to any increase in the level of the Internet Index on that day.
      The Potomac Internet Funds' investment objectives are not fundamental policies and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

CORE INVESTMENTS
      In attempting to achieve their objectives, the Potomac Internet Funds primarily invest directly in the securities of the companies that comprise the Internet Index. In addition, POTOMAC INTERNET PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC INTERNET/ SHORT FUND also enters into short positions in the securities of the companies that comprise the Internet

--------------------------------------------------------------------------------

Index, stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The DOW JONES COMPOSITE INTERNET INDEX-SM- is a modified capitalization-weighted index designed to track the performance of companies that are involved in Internet related activities. The Internet Index tracks 40 e-commerce and Internet services companies that generate at least 50% of their revenues from the Internet and have a three-month average market capitalization of at least $100 million. Dow Jones and Dow Jones Composite Internet Index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Potomac Funds, other than the licensing of the Internet Index for use in connection with the Potomac Funds' materials. Dow Jones does not sponsor, endorse, sell or promote any of the Potomac Funds.

POTOMAC U.S. FUNDS

OBJECTIVES
      The POTOMAC U.S. PLUS FUND seeks to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index-TM- (S&P 500 Index). If it is successful in meeting its objective, the net asset value of U.S. Plus Fund shares should increase approximately one and a half as much as the S&P 500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the U.S. Plus Fund should decrease approximately one and a half as much when the aggregate prices of the securities in the S&P 500 Index decline on that day.
      The POTOMAC U.S./SHORT FUND seeks to provide investment returns that inversely correspond (opposite) to the performance of the S&P 500 Index. If it is successful in meeting its objective, the net asset value of U.S./Short Fund shares should increase in direct proportion to any decrease in the level of the S&P 500 Index on a given day. Conversely, the net asset value of shares in the U.S./Short Fund should decrease in direct proportion to any increase in the level of the S&P 500 Index on that day.

CORE INVESTMENTS
      In attempting to achieve their objectives, the Potomac U.S. Funds may invest directly in the securities of companies that are included in the S&P 500 Index and may invest in Standard & Poor's Depositary Receipts (SPDRs), which are publicly-traded index securities on the S&P 500 Index. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the S&P 500 Index. In addition, the POTOMAC U.S. PLUS FUND enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The POTOMAC U.S./SHORT FUND enters into short positions in SPDRs, options on stock index futures contracts and options on securities and on stock indices. On a day-to-day basis, the Funds hold U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

---------------------------------------------------------------
6

TARGET INDEX
      The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX-TM- is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Potomac Funds.

INVESTMENT TECHNIQUES AND POLICIES
      Rafferty Asset Management, LLC (Rafferty), the investment advisor to each Potomac Fund, uses a number of investment techniques in an effort to achieve the stated goal for each Potomac Fund. For the Potomac Plus Funds, Rafferty attempts to magnify the returns of each Plus Fund's target index while the Short Funds are managed to provide returns inverse (opposite) of each Short Fund's target index. Rafferty generally does not use fundamental securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Potomac Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.
      Each Potomac Plus Fund invests significantly in futures contracts on stock indexes, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.
      Each Potomac Fund is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of the Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market and the use of leverage for the Plus Funds and inverse correlation for the Short Funds to achieve a Fund's investment objective.
      It is the policy of each Potomac Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective anytime its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not

--------------------------------------------------------------------------------
achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call
(888) 976-8662.

RISK FACTORS
      An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES
      The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES
      The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

LEVERAGE RISK
      Each Potomac Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.

INVERSE CORRELATION RISK
      Each Potomac Short Fund is negatively correlated to its target index and should lose money when its target index rises -- a result that is the opposite from traditional equity mutual funds. Because each Potomac Short Fund seeks daily returns inverse to its target index, the difference between a Potomac Short Fund's daily return and the return of its target index may be negatively compounded during periods in which the markets decline.

---------------------------------------------------------------
8

RISK OF POOR TRACKING
      Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period that are worse than expected.

RISK OF TRADING HALTS
      In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases, redemptions, or exchanges received earlier during the business day.

RISK OF EARLY CLOSING
      The normal close of trading of securities listed on the Nasdaq Stock Market and New York Stock Exchange ("NYSE") is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day a Fund might incur substantial trading losses.

HIGH PORTFOLIO TURNOVER
      Rafferty expects a significant portion of the Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

RISK OF NON-DIVERSIFICATION
      The Funds (except the Money Market Fund) are non-diversified, which means that they may invest a high percentage of their assets in a limited number of securities. Since the Funds' are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

RISKS OF INVESTING IN INTERNET COMPANIES
      The Potomac Internet Funds concentrate their investments in Internet companies. In addition, the OTC Funds may invest a substantial portion of their assets in Internet companies listed on the Nasdaq 100 Index. The market prices of Internet-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in- and out-of-favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Internet stocks also may be

--------------------------------------------------------------------------------
affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect Internet companies. Those Internet companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those Internet companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Internet Index and the Nasdaq 100 Index.

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES
      Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Any of these factors may negatively impact the performance of the Russell 2000 Index.

POTOMAC U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVES
      The POTOMAC U.S. GOVERNMENT MONEY MARKET FUND seeks to provide security of principal, current income and liquidity.

CORE INVESTMENTS
      The POTOMAC U.S. GOVERNMENT MONEY MARKET FUND seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Board of Trustees or by Rafferty to present minimal credit risk. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

INVESTMENT TECHNIQUES AND POLICIES
      In order to maintain a stable share price, the Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

RISK FACTORS

    - The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

    - Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    - Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

---------------------------------------------------------------
10

PERFORMANCE OF THE POTOMAC FUNDS

      The bar chart and the tables below illustrate the annual performance for the Investor Class shares of the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, the U.S. Government Money Market Fund and their target indices for the periods ended December 31, 1999. The tables below provide some indication of the risks of an investment in these Funds by comparing their performance with a broad measure of market performance and by illustrating their highest and lowest quarterly returns. Because this information is based on past performance, it's not a guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Plus Fund 1998                      34.60%
U.S. Plus Fund 1999                      24.45%
U.S./Short Fund 1998                    -23.13%
U.S./Short Fund 1999                    -14.44%
OTC Plus Fund 1998                      104.22%
OTC Plus Fund 1999                      129.22%
OTC/Short Fund 1998                     -52.99%
OTC/Short Fund 1999                     -56.81%
U.S. Government Money Market Fund 1998    4.33%
U.S. Government Money Market Fund 1999    4.03%

------------------------
The total return from January 1, 2000 to September 30, 2000 for the Investor Class of the U.S. Plus Fund, the U.S./Short Fund, the OTC Plus Fund, the OTC/Short Fund and the U.S. Government Money Market Fund was -8.20%, 0.59%, -10.56%, -12.60% and 3.99%, respectively.

      The highest and lowest returns of the Funds for a quarter during the two calendar years ended December 31, 1999 were as follows:

              FUND                 HIGHEST QUARTERLY RETURN (%)   LOWEST QUARTERLY RETURN (%)
--------------------------------   ----------------------------   ---------------------------
OTC Plus Fund                        68.51 (4th quarter 1999)        0.08 (3rd quarter 1998)
OTC/Short Fund                       -4.51 (3rd quarter 1998)      -35.73 (4th quarter 1999)
U.S. Plus Fund                       31.88 (4th quarter 1998)      -17.38 (3rd quarter 1998)
U.S./Short Fund                      11.00 (3rd quarter 1998)      -17.52 (4th quarter 1998)
U.S. Government Money Market
  Fund                                1.11 (4th quarter 1999)        0.88 (1st quarter 1999)

--------------------------------------------------------------------------------

      The table below shows what the Funds' average annual total returns would equal if you average out actual performance over various lengths of time.

AVERAGE ANNUAL RETURNS (for the periods ended December 31, 1999):

            FUND               ONE YEAR (%)   SINCE INCEPTION (%)   INCEPTION DATES
-----------------------------  ------------   -------------------   ----------------
OTC Plus Fund                     129.22             91.49          October 20, 1997
Nasdaq 100 Index**                101.95             74.71          October 20, 1997

OTC/Short Fund                    -56.81            -49.85          October 16, 1997
Nasdaq 100 Index**                101.95             73.42          October 16, 1997

U.S. Plus Fund                     24.45             27.67          October 20, 1997
S&P 500 Index*                     19.53             21.63          October 20, 1997

U.S./Short Fund                   -14.44            -19.95          November 7, 1997
S&P 500 Index*                     19.53             23.95          November 7, 1997

U.S. Government Money Market
  Fund                              4.03              4.19          October 20, 1997

------------------------
        * The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.
        ** The Nasdaq 100 is an unmanaged index composed of 100 of the largest non-financial domestic companies with a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares.

FEES AND EXPENSES OF INVESTOR CLASS SHARES OF THE POTOMAC FUNDS

      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2000.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases (as a % of
  offering price)...........................................     None
Maximum Deferred Sales Charge (as a % of original purchase
  price or sales proceeds, whichever is less)...............     None
Wire Redemption Fee.........................................   $15.00

---------------------------------------------------------------
12

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                      OTC PLUS   DOW 30 PLUS   SMALL CAP PLUS   INTERNET PLUS   U.S. PLUS
                                      --------   -----------   --------------   -------------   ---------
Management Fees                         0.75        0.75            0.75            0.75          0.75
Distribution (12b-1) Fees#              0.20        0.00            0.14            0.00          0.00
Other Expenses*                         0.55        0.77            0.61            0.77          0.75
                                        ----        ----            ----            ----          ----
Total Annual Operating Expenses*        1.50        1.52            1.50            1.52          1.50
Fee Waiver and/or Reimbursement*        0.00        0.02            0.00            0.02          0.00
                                        ----        ----            ----            ----          ----
Net Expenses                            1.50        1.50            1.50            1.50          1.50
                                        ====        ====            ====            ====          ====

                                                                                                 MONEY MARKET
                                   OTC/SHORT   SMALL CAP/ SHORT   INTERNET/ SHORT   U.S./SHORT       FUND
                                   ---------   ----------------   ---------------   ----------   ------------
Management Fees                      0.90            0.90              0.90            0.90          0.50
Distribution (12b-1) Fees#           0.00            0.29              0.18            0.00          None
Other Expenses*                      0.81            0.46              0.57            1.38          0.53
                                     ----            ----              ----            ----          ----
Total Annual Operating Expenses*     1.71            1.65              1.65            2.28          1.03
Fee Waiver and/or Reimbursement*     0.06            0.00              0.00            0.63          0.03
                                     ----            ----              ----            ----          ----
Net Expenses                         1.65            1.65              1.65            1.65          1.00
                                     ====            ====              ====            ====          ====

------------------------
* Rafferty Asset Management, LLC has contractually agreed to reimburse the Investor Class Shares of Funds for Other Expenses through August 31, 2003 to the extent that the Investor Class' Total Annual Fund Operating Expenses exceed 1.50% for the Plus Funds, 1.65% for the Short Funds and 1.00% for the Money Market Fund. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three fiscal years.
# The Board of Trustees has authorized payment by each Fund (except the Money
  Market Fund) of Rule 12b-1 fees in an amount equal to the difference between a Fund's Total Annual Operating Expenses and the contractual limit on Total Annual Operating Expenses of 1.50% for the Plus Funds and 1.65% for the Short Funds.

EXPENSE EXAMPLE:
      The table below is intended to help you compare the cost of investing in the Investor Class of the Potomac Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Investor Class of each Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same through each year. The expenses shown for the first and third years are calculated based on the Net Expenses shown above, taking into account any fee waivers and expense reimbursements. For the subsequent years, the expenses are based on Total Annual Operating

--------------------------------------------------------------------------------

Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             --------   --------   --------   --------
OTC Plus...................................    $153       $474      $  818     $1,791
OTC/Short..................................    $168       $520      $  928     $2,019
Dow 30 Plus................................    $153       $474      $  829     $1,813
Small Cap Plus.............................    $153       $474      $  818     $1,791
Small Cap/Short............................    $168       $520      $  897     $1,955
Internet Plus..............................    $153       $474      $  829     $1,813
Internet/Short.............................    $168       $520      $  897     $1,955
U.S. Plus..................................    $153       $474      $  818     $1,791
U.S./Short.................................    $168       $520      $1,220     $2,615
U.S. Government Money Market...............    $102       $318      $  569     $1,259

--------------------------------------------------------------------------------
                             ABOUT YOUR INVESTMENT

SHARE PRICES OF THE POTOMAC FUNDS
      A Fund's share price is known as its net asset value (NAV). For all of the Funds except the U.S. Government Money Market Fund, the Investor Class share prices are calculated fifteen minutes after the close of regular trading, usually as of 4:15 pm Eastern time, each day the New York Stock Exchange (NYSE) is open for business. The U.S. Government Money Market Fund's Investor Class share price is calculated as of 1:15 pm Eastern time each day the NYSE and Federal Bank of New York are open. Share price is calculated by dividing a class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

    - equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask

    - options on futures are valued at their closing price

    - short-term debt securities and money market securities are valued using the "amortized" cost method

    - securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees

RULE 12b-1 FEES
      The Funds have adopted a distribution plan under Rule 12b-1 for Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Investor Class assets on an on-going basis, over

---------------------------------------------------------------
14
time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
      Under the plan, the fees may amount to up to 1.00% of the Investor Class' average daily net assets. However, the Board has authorized each Fund to pay Rule 12b-1 fees of an amount equal to the difference between a Fund's Investor Class Total Annual Operating Expenses and the contractual limit on Investor Class Total Annual Operating Expenses of 1.50% for the Plus Funds and 1.65% for the Short Funds.

HOW TO INVEST IN THE INVESTOR CLASS OF THE POTOMAC FUNDS
      You may invest in the Investor Class of the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans. Applications and description of any services fees for retirement accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

MINIMUM INVESTMENT
      The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                                                     MINIMUM INITIAL INVESTMENT   SUBSEQUENT INVESTMENT
                                                     --------------------------   ---------------------
Regular Accounts                                              $10,000                    $1,000
Retirement Accounts                                           $10,000                    $    0

      Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

PURCHASING SHARES
      BY MAIL

    - Complete and sign your Account Application.

    - Tell us which Fund and the amount you wish to invest.

    - Mail your check (payable to "Potomac Funds") along with the completed Account Application to:

REGULAR MAIL                              EXPRESS/OVERNIGHT MAIL
Potomac Funds - Investor Class            Potomac Funds - Investor Class
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 1993                             Mutual Fund Services - 3rd Floor
Milwaukee, Wisconsin 53201-1993           615 East Michigan Street
                                          Milwaukee, Wisconsin 53202

--------------------------------------------------------------------------------

    - Cash, credit cards, credit card checks and third-party checks will not be accepted by the Funds.

    - All purchases must be made in U.S. Dollars through a U.S. bank.

    - If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

    - You will receive written confirmation by mail, but we do not issue share certificates.

      BY BANK WIRE TRANSFER

    - Call the Potomac Funds' Transfer Agent at (800) 851-0511 to receive your account number.

    - Wire your payment through the Federal Reserve System as follows:

      Firstar Bank, N.A.
      777 East Wisconsin Avenue
      Milwaukee, Wisconsin 53202
      ABA number 0420-00013
      For credit to Firstar Mutual Fund Services, LLC
      Account Number 112-952-137
      For further credit to the Potomac Funds
      (Your name)
      (Your account number)
      (Name of Fund(s) to purchase) - Investor Class

    - Your bank may charge a fee for such services.

    - Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.

    - Wire orders will only be accepted from 9:00 A.M. TO 3:40 P.M. Eastern Time. The Fund will not accept and process any orders for that day received after this time.

      THROUGH BROKERS OR DEALERS

    - Select brokers or dealers are authorized to offer Investor Class shares.

    - These brokers or dealers can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase Investor Class shares of the Funds.

HOW TO EXCHANGE INVESTOR CLASS SHARES OF THE POTOMAC FUNDS
      You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Fund without any charges. To make an exchange:

    - Write or call the Potomac Funds' Transfer Agent.

---------------------------------------------------------------
16

    - Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

    - The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

    - You must exchange at least a $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

    - You may exchange by telephone only if you selected that option on your Account Application.

    - You may place exchange orders by telephone between 9:00 A.M. AND 3:40 P.M. Eastern time.

HOW TO SELL INVESTOR CLASS SHARES OF THE POTOMAC FUNDS
      You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.

      GENERALLY

    - You normally will receive proceeds from any sales of Investor Class shares within seven days from the time a Fund receives your request in good order.

    - For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

    - Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

    - Your request will be processed the same day if you call between 9:00 AM AND 3:40 P.M. Eastern time (or 1:00 p.m. for the Money Market Fund).

      BY TELEPHONE OR BY MAIL

    - Call or write the Funds (see the address and telephone number above).

    - You may only sell Investor Class shares of the Funds by telephone if you selected that option on your Account Application.

    - Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

      BY WIRE TRANSFER

    - Call the Potomac Funds.

    - Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

--------------------------------------------------------------------------------

    - You must wire transfer at least $5,000.

    - You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

    - Your proceeds will be wired only to the bank listed on your Account Application.

      THROUGH BROKERS OR DEALERS

    - Select brokers or dealers can place your order to sell Investor Class shares of the Funds.

    - Payment can be directed to your account normally within three business days after a broker or dealer places your order.

ACCOUNT AND TRANSACTION POLICIES

      ORDER POLICIES
      You may buy and sell Investor Class shares of the Funds at their NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day's NAV if received by 3:40 p.m. Eastern Time (or 1:00 p.m. for the Money Market Fund). The Fund will not accept and process any orders for that day received after this time.
      There are certain times when you may be unable to sell Investor Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of its assets or sell its holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares.

      TELEPHONE TRANSACTIONS
      For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

      SIGNATURE GUARANTEES
      In certain instances when you sell Investor Class shares of the Funds, we will need your signature guaranteed. Signatures guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

    - if your account registration or address has changed in the last 30 days

    - if the proceeds of your sale are mailed to an address other than the one listed with the Funds

    - if the proceeds are payable to a third party

    - if the sale is greater than $100,000

---------------------------------------------------------------
18

    - if the wire instructions on the account are being changed

    - if there are other unusual situations as determined by the Funds' Transfer Agent

      LOW BALANCE ACCOUNTS
      If your total account balance falls below $10,000, then we may sell your Investor Class shares of the Funds. We will inform you in writing 30 days prior to selling Investor Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell Investor Class shares and send you the proceeds. We will not sell Investor Class shares if your account value falls due to market fluctuations.

      MONEY MARKET FUND CHECKING POLICIES
      You may write checks against your Money Market Fund account if you request and complete a signature card. With these checks, you may sell Investor Class shares of the Fund simply by writing a check for at least $500. You may not write a check to close your account. If you place a stop payment order on a check, we will charge you $25.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION

MANAGEMENT OF THE POTOMAC FUNDS

      Rafferty Asset Management, LLC (Rafferty) provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.
      Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. The fees charged and the contractual fees are the same.

                                                              ADVISORY FEES CHARGED
                                                              ---------------------
Plus Funds                                                            0.75
Short Funds                                                           0.90
U.S. Government Money Market Fund                                     0.50

      An investment committee of Rafferty employees has the day-to-day responsibility for managing the Potomac Funds.

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS
      Each Fund, except the Money Market Fund, distributes dividends from net investment income annually. The Money Market Fund usually distributes dividends from its net investment income monthly. Net investment income generally consists of interest income and dividends received on investments, less expenses.
      Each Fund, except the Money Market Fund, also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the asset. Distributions of net gains on the sale of an asset held for one year or less are taxed as ordinary income. Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.
      Dividends and net capital gains will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions by check and the post office cannot deliver such check or your check remains uncashed for six months, a Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
      The following table illustrates the potential tax liabilities for taxable accounts:

           TYPE OF TRANSACTION                                  TAX STATUS*
------------------------------------------       ------------------------------------------
Dividends                                        Ordinary income rate
Short-term capital gains                         Ordinary income rate
Long-term capital gains                          Long-term capital gains rate
Sale or exchange of Fund shares owned for        Long-term capital gains or losses (capital
  more than one year                               gains rate)
Sale or exchange of Fund shares owned for        Gains are taxed at the same rate as
  less than one year                               ordinary income; losses are subject to
                                                   special rules

------------------------
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

      If you are a non-retirement account holder, then each year, we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of these distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

---------------------------------------------------------------
20

      If you are a non-corporate shareholder and do not provide the Funds with your correct taxpayer identification number (normally your social security number), the Funds are required to withhold 31% of all dividends, other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.

MASTER/FEEDER STRUCTURE OPTION
      The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Investor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Investor Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                      For a fund share outstanding throughout the period
                                                                                        U.S. PLUS FUND
                                                              -------------------------------------------------------------------
                                                                                        INVESTOR CLASS
POTOMAC FUNDS                                                 -------------------------------------------------------------------
                                                                  YEAR ENDED              YEAR ENDED          OCTOBER 20,1997(1)
                                                               AUGUST 31, 2000         AUGUST 31, 1999        TO AUGUST 31, 1998
                                                              ------------------      ------------------      -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD....................         $     14.56             $      9.76               $  10.00
                                                                 -----------             -----------               --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).........................                0.01                    0.31                   0.36
Net realized and unrealized gain (loss) on
  investments(6)........................................                2.43                    4.59                  (0.58)
                                                                 -----------             -----------               --------
    Total from investment operations....................                2.44                    4.90                  (0.22)
                                                                 -----------             -----------               --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................                  --                      --                  (0.02)
Distributions from realized gains.......................                  --                   (0.10)                    --
                                                                 -----------             -----------               --------
    Total distributions.................................                  --                   (0.10)                 (0.02)
                                                                 -----------             -----------               --------
Net Asset Value, End of Period..........................         $     17.00             $     14.56               $   9.76
                                                                 ===========             ===========               ========
TOTAL RETURN............................................               16.76%                  50.38%                 (2.23%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...............................         $55,311,201             $16,472,869               $466,997
Ratio of net expenses to average net assets:
  Before expense reimbursement..........................                1.50%(7)                1.52%                  2.52%(3)
  After expense reimbursement...........................                1.50%(7)                1.50%                  1.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement..........................                0.05%(7)                2.32%                  2.68%(3)
  After expense reimbursement...........................                0.05%(7)                2.34%                  3.70%(3)
Portfolio turnover rate(5)..............................               2,010%                      0%                     0%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.05%.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Investor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                      For a fund share outstanding throughout the period
                                                                                        OTC PLUS FUND
                                                             --------------------------------------------------------------------
                                                                                        INVESTOR CLASS
POTOMAC FUNDS                                                --------------------------------------------------------------------
                                                                 YEAR ENDED              YEAR ENDED          OCTOBER 20, 1997(1)
                                                              AUGUST 31, 2000         AUGUST 31, 1999         TO AUGUST 31, 1998
                                                             ------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................        $      24.60             $     10.41               $    10.00
                                                               ------------             -----------               ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................               (0.49)                  (0.23)                   (0.11)
Net realized and unrealized gain (loss) on
  investments(6).......................................               20.05                   14.48                     0.52
                                                               ------------             -----------               ----------
    Total from investment operations...................               19.56                   14.25                     0.41
                                                               ------------             -----------               ----------
LESS DISTRIBUTIONS:
Dividends from net investment income...................                  --                      --                       --
Distributions from realized gains......................               (0.03)                  (0.06)                      --
                                                               ------------             -----------               ----------
    Total distributions................................               (0.03)                  (0.06)                      --
                                                               ------------             -----------               ----------
NET ASSET VALUE, END OF PERIOD.........................        $      44.13             $     24.60               $    10.41
                                                               ============             ===========               ==========
TOTAL RETURN...........................................               79.54%                 137.18%                    4.10%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................        $184,751,134             $76,682,387               $7,680,546
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................                1.50%(7)                1.50%                    3.21%(3)
  After expense reimbursement..........................                1.50%(7)                1.50%                    1.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................               (1.26%)(7)              (1.16%)                  (2.84%)(3)
  After expense reimbursement..........................               (1.26%)(7)              (1.16%)                  (1.13%)(3)
Portfolio turnover rate(5).............................                 378%                  1,000%                   2,325%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.08%.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Investor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                    For a fund share outstanding throughout the period
                                                                      SMALL CAP PLUS FUND                   SMALL CAP/SHORT FUND
                                                         ---------------------------------------------      ---------------------
                                                                        INVESTOR CLASS                         INVESTOR CLASS
POTOMAC FUNDS                                            ---------------------------------------------      ---------------------
                                                             YEAR ENDED          FEBRUARY 22, 1999(1)       DECEMBER 21, 1999(1)
                                                          AUGUST 31, 2000         TO AUGUST 31, 1999         TO AUGUST 31, 2000
                                                         ------------------      ---------------------      ---------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...............         $     11.10               $    10.00                  $ 50.00
                                                            -----------               ----------                  -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)....................                0.19                     0.18                     1.39
Net realized and unrealized gain (loss) on
  investments(6)...................................                1.42                     0.92                    (8.02)
                                                            -----------               ----------                  -------
    Total from investment operations...............                1.61                     1.10                    (6.63)
                                                            -----------               ----------                  -------
LESS DISTRIBUTIONS:
Dividends from net investment income...............               (0.13)                      --                       --
Distributions from realized gains..................                  --                       --                       --
                                                            -----------               ----------                  -------
    Total distributions............................               (0.13)                      --                       --
                                                            -----------               ----------                  -------
NET ASSET VALUE, END OF PERIOD.....................         $     12.58               $    11.10                  $ 43.37
                                                            ===========               ==========                  =======
TOTAL RETURN.......................................               14.50%                   11.00%(2)               (13.26%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..........................         $34,065,099               $7,033,622                  $36,969
Ratio of net expenses to average net assets:
  Before expense reimbursement.....................                1.50%(7)                 1.50%(3)                 1.65%(3)
  After expense reimbursement......................                1.50%(7)                 1.50%(3)                 1.39%(3)
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement.....................                1.55%(7)                 3.03%(3)                 3.50%(3)
  After expense reimbursement......................                1.55%(7)                 3.03%(3)                 3.76%(3)
Portfolio turnover rate(5).........................               3,390%                       0%                     851%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Investor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                      For a fund share outstanding throughout the period
                                                                                      U.S./SHORT FUND(7)
                                                             --------------------------------------------------------------------
                                                                                        INVESTOR CLASS
POTOMAC FUNDS                                                --------------------------------------------------------------------
                                                                 YEAR ENDED              YEAR ENDED          NOVEMBER 7, 1997(1)
                                                              AUGUST 31, 2000         AUGUST 31, 1999         TO AUGUST 31, 1998
                                                             ------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................         $    34.39              $    47.30               $    50.00
                                                                ----------              ----------               ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................               0.70(10)                1.05                     1.15
Net realized and unrealized gain (loss) on
  investments(6).......................................              (5.76)                 (13.91)                   (3.85)
                                                                ----------              ----------               ----------
    Total from investment operations...................              (5.06)                 (12.86)                   (2.70)
                                                                ----------              ----------               ----------
LESS DISTRIBUTIONS:
Dividends from net investment income...................                 --                      --                       --
Distributions from realized gains......................                 --                   (0.05)                      --
                                                                ----------              ----------               ----------
    Total distributions................................                 --                   (0.05)                      --
                                                                ----------              ----------               ----------
NET ASSET VALUE, END OF PERIOD.........................         $    29.33              $    34.39               $    47.30
                                                                ==========              ==========               ==========
TOTAL RETURN...........................................             (14.71%)                (26.77%)                  (5.40%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................         $1,964,139              $4,392,851               $7,768,652
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................               2.28%                   1.90%                    5.29%(3)
  After expense reimbursement..........................               1.62%(8)                1.64%                    1.57%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................               1.46%                   2.23%                   (0.46%)(3)
  After expense reimbursement..........................               2.12%(9)                2.49%                    3.26%(3)
Portfolio turnover rate(5).............................                781%                      0%                       0%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.
(8)THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS 2.05%.
(9)THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS 2.55%.
(10)NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS $0.84.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Investor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                      For a fund share outstanding throughout the period
                                                                                      OTC/SHORT FUND(10)
                                                             --------------------------------------------------------------------
                                                                                        INVESTOR CLASS
POTOMAC FUNDS                                                --------------------------------------------------------------------
                                                                 YEAR ENDED              YEAR ENDED          OCTOBER 16, 1997(1)
                                                              AUGUST 31, 2000         AUGUST 31, 1999         TO AUGUST 31, 1998
                                                             ------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................         $    17.06              $     41.90              $     50.00
                                                                ----------              -----------              -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................               0.23                   0.39(9)                  0.45(9)
Net realized and unrealized gain (loss) on
  investments(6).......................................              (8.90)                  (25.22)                   (8.55)
                                                                ----------              -----------              -----------
    Total from investment operations...................              (8.67)                  (24.83)                   (8.10)
                                                                ----------              -----------              -----------
LESS DISTRIBUTIONS:
Dividends from net investment income...................              (0.08)                      --                       --
Distributions from realized gains......................                 --                    (0.01)                      --
                                                                ----------              -----------              -----------
    Total distributions................................              (0.08)                   (0.01)                      --
                                                                ----------              -----------              -----------
NET ASSET VALUE, END OF PERIOD.........................         $     8.31              $     17.06              $     41.90
                                                                ==========              ===========              ===========
TOTAL RETURN...........................................             (50.96%)                 (59.25%)                 (16.20%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................         $3,144,405              $10,863,451              $19,168,538
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................               1.71%                    1.87%                    3.70%(3)
  After expense reimbursement..........................               1.65%                    1.65%(7)                 1.64%(3,7)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................               1.98%                    1.47%                   (0.74)%(3)
  After expense reimbursement..........................               2.04%                    1.69%(8)                 1.32%(3,8)
Portfolio turnover rate(5).............................              1,225%                   3,049%                   3,346%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.74% AND 1.78%, RESPECTIVELY.
(8)THE NET INVESTMENT INCOME RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.78% AND 1.46%, RESPECTIVELY.
(9)NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS $0.41 AND $0.50, RESPECTIVELY.
(10)THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Investor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                   For a fund share outstanding throughout the period
                                                         INTERNET PLUS FUND        INTERNET/SHORT FUND         DOW 30 PLUS FUND
                                                        --------------------      ---------------------      --------------------
                                                                                     INVESTOR CLASS
POTOMAC FUNDS                                           -------------------------------------------------------------------------
                                                        DECEMBER 2, 1999(1)       DECEMBER 21, 1999(1)       DECEMBER 2, 1999(1)
                                                         TO AUGUST 31, 2000        TO AUGUST 31, 2000         TO AUGUST 31, 2000
                                                        --------------------      ---------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD..............           $    10.00                 $  50.00                 $     10.00
                                                             ----------                 --------                 -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)...................                (0.11)                   (4.45)(9)                    0.01
Net realized and unrealized gain (loss) on
  investments(6)..................................                (1.44)                  (10.15)                      (0.69)
                                                             ----------                 --------                 -----------
    Total from investment operations..............                (1.55)                  (14.60)                      (0.68)
                                                             ----------                 --------                 -----------
LESS DISTRIBUTIONS:
Dividends from net investment income..............                   --                       --                          --
Distributions from realized gains.................                   --                       --                          --
                                                             ----------                 --------                 -----------
    Total distributions...........................                   --                       --                          --
                                                             ----------                 --------                 -----------
NET ASSET VALUE, END OF PERIOD....................           $     8.45                 $  35.40                 $      9.32
                                                             ==========                 ========                 ===========
TOTAL RETURN......................................               (15.50%)(2)              (29.20%)(2)                  (6.80%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.........................           $8,126,643                 $980,534                 $18,509,233
Ratio of net expenses to average net assets:
  Before expense reimbursement....................                 1.52%(3)                 1.65%(3)                    1.52%(3)
  After expense reimbursement.....................                 1.50%(3)                 1.36%(3,7)                  1.50%(3)
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement....................                (1.37%)(3)              (15.32%)(3)                   0.16%(3)
  After expense reimbursement.....................                (1.35%)(3)              (15.03%)(3,8)                 0.18%(3)
Portfolio turnover rate(5)........................                3,302%                   6,371%                      1,606%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS 18.33%.
(8)THE NET INVESTMENT INCOME (LOSS) RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS 1.94%.
(9)NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 2000 WAS $0.57.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Investor Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Investor Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                      For a fund share outstanding throughout the period
                                                                             U.S. GOVERNMENT MONEY MARKET FUND(1)
                                                             --------------------------------------------------------------------
                                                                                        INVESTOR CLASS
POTOMAC FUNDS                                                --------------------------------------------------------------------
                                                                 YEAR ENDED              YEAR ENDED          OCTOBER 20, 1997(1)
                                                              AUGUST 31, 2000         AUGUST 31, 1999         TO AUGUST 31, 1998
                                                             ------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD...................         $      1.00             $      1.00              $     1.00
                                                                -----------             -----------              ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)........................                0.05                    0.04                    0.04
Net realized and unrealized gain (loss) on
  investments..........................................                  --                      --                      --
                                                                -----------             -----------              ----------
    Total from investment operations...................                0.05                    0.04                    0.04
                                                                -----------             -----------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment income...................               (0.05)                  (0.04)                  (0.04)
Distributions from realized gains......................                  --                      --                      --
                                                                -----------             -----------              ----------
    Total distributions................................               (0.05)                  (0.04)                  (0.04)
                                                                -----------             -----------              ----------
NET ASSET VALUE, END OF PERIOD.........................         $      1.00             $      1.00              $     1.00
                                                                ===========             ===========              ==========
TOTAL RETURN...........................................                5.01%                   3.89%                   3.89%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period..............................         $16,402,144             $50,222,733              $9,370,384
Ratio of net expenses to average net assets:
  Before expense reimbursement.........................                1.03%                   1.20%                   3.70%(3)
  After expense reimbursement..........................                1.00%                   0.99%                   1.00%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement.........................                4.93%                   3.68%                   1.66%(3)
  After expense reimbursement..........................                4.96%                   3.89%                   4.36%(3)
Portfolio turnover rate(5).............................                 N/A                     N/A                     N/A

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                     MORE INFORMATION ON THE POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION (SAI):
      The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS:
      The Funds' reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds' performance during that period.

CALL OR WRITE TO OBTAIN THE SAI OR FUND REPORTS FREE OF CHARGE:

Write to:  Potomac Funds
           P.O. Box 1993
           Milwaukee, Wisconsin 53201-1993

Call:      (800) 851-0511

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http:\\www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: 811-8243

                                  PROSPECTUS
                                January 2, 2001

                                    [LOGO]

                                INVESTOR CLASS

                            100 South Royal Street
                          Alexandria, Virginia 22314

                            1311 Mamaroneck Avenue
                         White Plains, New York 10605

                                (800) 851-0511

                                   PROSPECTUS

                                     [LOGO]

                                  BROKER CLASS

                             100 South Royal Street
                           Alexandria, Virginia 22314

                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                 (800) 851-0511

                                   PLUS FUNDS
                            The Potomac OTC Plus Fund
                        The Potomac Dow 30-SM- Plus Fund
                         The Potomac Small Cap Plus Fund
                           The Potomac U.S. Plus Fund

                                MONEY MARKET FUND
                           The Potomac U.S. Government
                                Money Market Fund

      LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                January 2, 2001

---------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

                                                                 Page
OVERVIEW OF THE POTOMAC FUNDS...............................           2

THE POTOMAC FUNDS...........................................           3
The Potomac OTC Plus Fund...................................           3
The Potomac Dow 30-SM- Plus Fund............................           3
The Potomac Small Cap Plus Fund.............................           4
The Potomac U.S. Plus Fund..................................           5
Investment Techniques and Policies..........................           5
Risk Factors................................................           6
The Potomac U.S. Government Money Market Fund...............           8
Performance of The Potomac Funds............................          10
Fees and Expenses of Broker Class Shares of The Potomac
    Funds...................................................          11

ABOUT YOUR INVESTMENT.......................................          13
Your Account................................................          13
Rule 12b-1 Fees.............................................          14
How to Invest in Broker Class Shares of The Potomac Funds...          14
How to Exchange Broker Class Shares of The Potomac Funds....          15
How to Sell Broker Class Shares of The Potomac Funds........          15
Prices of Broker Class Shares of The Potomac Funds..........          15
Account and Transaction Policies............................          16

ADDITIONAL INFORMATION......................................          17
Management of The Potomac Funds.............................          17
Distributions and Taxes.....................................          17
Master/Feeder Structure Option..............................          19

FINANCIAL HIGHLIGHTS........................................          20

MORE INFORMATION ON THE POTOMAC FUNDS.......................  Back Cover

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         OVERVIEW OF THE POTOMAC FUNDS

      This Prospectus offers the Broker Class shares of The Potomac Plus Funds and Money Market Fund. The Broker Class is made available exclusively through a participating broker or dealer (Broker).

      Each Potomac "plus" fund is designed to provide a return that is greater than the return provided by its target index when the value of the target index rises. Unlike traditional index funds, each "plus" fund (except for The Potomac U.S. Plus Fund) seeks to provide a return that is equal to 125% of the return of its target index. The Potomac U.S. Plus Fund seeks to provide a return that is equal to 150% of the return of its target index.

      As an example, the Potomac OTC Plus Fund is targeted to the Nasdaq 100 Index-TM-. If, on a given day, the Nasdaq 100 Index gains 2%, the OTC Plus Fund is designed to gain approximately 2.5% (which is equal to 125% of 2%). Conversely, if the Nasdaq 100 Index loses 1%, the OTC Plus Fund is designed to lose 1.25%.

      To achieve these results, The Potomac Funds use aggressive investment techniques such as engaging in futures and options transactions. As a result, The Potomac Funds are designed principally for experienced investors who intend to follow an asset allocation strategy. There is no assurance that The Potomac Funds will achieve their objectives.

      The Potomac Funds also offer a money market fund, which is designed to provide stability of principal, liquidity and current income.

---------------------------------------------------------------
2

--------------------------------------------------------------------------------
                               THE POTOMAC FUNDS

THE POTOMAC OTC PLUS FUND

OBJECTIVE
      THE POTOMAC OTC PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index-TM-. If it is successful in meeting its objective, the net asset value of OTC Plus Fund shares should increase approximately one and a quarter as much as the Nasdaq 100 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the OTC Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nasdaq 100 Index decline on that day.

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC OTC PLUS FUND primarily invests directly in the securities of the companies that comprise the Nasdaq 100 Index. In addition, the OTC Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The NASDAQ 100 INDEX -TM- is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The Nasdaq Stock Market. All companies listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, The Potomac Funds.

THE POTOMAC DOW 30 -SM- PLUS FUND

OBJECTIVE
      THE POTOMAC DOW 30 -SM- PLUS FUND seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial Average-SM-
(Dow). If it is successful in meeting its objective, the net asset value of Dow 30 Plus Fund shares should increase approximately one and a quarter as much as the Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the Dow 30 Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on that day.
      The Potomac Dow 30 Plus Fund's investment objective is not a fundamental policy and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

--------------------------------------------------------------------------------

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC DOW 30 -SM- PLUS FUND primarily invests directly in the securities of the companies that comprise the Dow. In addition, the Dow 30 Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. The Fund also may invest in DIAMONDS, which are publicly-traded index securities based on the Dow. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the Dow. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      The DOW JONES INDUSTRIAL AVERAGE -SM- consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial Average-SM-, DJIA-SM-, and Dow 30-SM- are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to The Potomac Funds, other than the licensing of those service marks for use in connection with the Funds' materials. Dow Jones does not sponsor, endorse, sell or promote any of The Potomac Funds.

THE POTOMAC SMALL CAP PLUS FUND

OBJECTIVE
      THE POTOMAC SMALL CAP PLUS FUND seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000-Registered Trademark-Index (Russell 2000 Index). If it is successful in meeting its objective, the net asset value of Small Cap Plus Fund shares should increase approximately one and a quarter as much as the Russell 2000 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Small Cap Plus Fund should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Russell 2000 Index decline on that day.
      The Potomac Small Cap Plus Fund's investment objective is not a fundamental policy and may be changed by the Potomac Funds' Board of Trustees without shareholder approval.

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC SMALL CAP PLUS FUND primarily invests directly in the securities of the companies that comprise the Russell 2000 Index. In addition, the Small Cap Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

---------------------------------------------------------------
4

TARGET INDEX
      THE RUSSELL 2000 -REGISTERED TRADEMARK- INDEX is comprised of the smallest 2000 companies in the Russell 3000 Index. As of May 31, 2000, the average market capitalization of the companies included in the Russell 2000 was approximately $580 million. That compares to an average market capitalization of $5.1 billion for the Russell 3000. The smallest 2000 companies represent approximately 8% of the total market capitalization of the Russell 3000. The Frank Russell Company is not a sponsor of, or in any way affiliated with, The Potomac Funds.

THE POTOMAC U.S. PLUS FUND

OBJECTIVE
      THE POTOMAC U.S. PLUS FUND seeks to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index-TM- (S&P 500 Index). If it is successful in meeting its objective, the net asset value of U.S. Plus Fund shares should increase approximately one and a half as much as the S&P 500 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the U.S. Plus Fund should decrease approximately one and a half as much when the aggregate prices of the securities in the S&P 500 Index decline on that day.

CORE INVESTMENTS
      In attempting to achieve its objective, THE POTOMAC U.S. PLUS FUND may invest directly in the securities of companies that are included in the S&P 500 Index and may invest in Standard & Poor's Depositary Receipts (SPDRs), which are publicly-traded index securities based on the S&P 500 Index. This allows the Fund to invest in a portfolio of securities consisting of all of the component common stocks of the S&P 500 Index. In addition, the Potomac U.S. Plus Fund enters into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to produce economically leveraged investment results. On a day-to-day basis, the Fund holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts.

TARGET INDEX
      THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX -TM- is a capitalization-weighted index composed of 500 common stocks. Standard & Poor's selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange
(NYSE). Standard & Poor's is not a sponsor of, or in any way affiliated with, The Potomac Funds.

INVESTMENT TECHNIQUES AND POLICIES
      Rafferty Asset Management, LLC (Rafferty), the investment advisor to each Potomac Plus Fund, uses a number of investment techniques in an effort to achieve the stated goal for each Fund. Rafferty attempts to magnify the returns of each Plus Fund's target index. Rafferty generally does not use fundamental

--------------------------------------------------------------------------------
securities analysis to accomplish such correlation. Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and techniques it employs. As a consequence, if a Fund is performing as designed, the return of the target index will dictate the return for that Fund.
      Each Plus Fund invests significantly in futures contracts on stock indexes, options on futures contracts and financial instruments such as options on securities and stock indexes options. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Plus Fund.
      Each Potomac Fund is designed to provide daily investment returns that are a multiple of the returns of its target index. While Rafferty attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a Fund and the performance of its target index), certain factors will tend to cause a Fund's investment results to vary from the stated objective. During periods of market volatility, a Fund may have difficulty in achieving its targeted return on a daily basis due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Fund. A Fund that meets its daily targets over a period of time will not necessarily produce the returns that might be expected in light of returns of its target index for that period. The difference results from the compounding effect of fluctuations in the market and the use of leverage for the Plus Funds to achieve a Fund's investment objective.
      It is the policy of each Fund to pursue its investment objective regardless of market conditions and not to take defensive positions. A Fund will not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. Government securities until the level of net assets is sufficient to permit investment in the desired investments. As a result, such Fund may not achieve its investment objective during this period. To find out if a Fund has sufficient assets to invest to attempt to meet its objective, you may call (888) 976-8662.

RISK FACTORS
      An investment in the Funds entails risks. The Funds could lose money, or their performance could trail that of other investment alternatives. Rafferty cannot guarantee that any of the Funds will achieve its objective. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.

RISKS OF INVESTING IN EQUITY SECURITIES AND DERIVATIVES
      The Funds may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks and derivatives in general are subject to market risks that may cause their prices to fluctuate over time.

---------------------------------------------------------------
6

Fluctuations in the value of common stocks in which the Funds invest will cause the net asset value of the Funds to fluctuate.

RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES
      The Funds use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, a Fund's short-term performance will reflect such deviation from its target index.

LEVERAGE RISK
      Each Plus Fund employs leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of these Plus Funds and makes them more volatile. The leveraged investment techniques that these Funds employ should cause investors in these Funds to lose more money in adverse environments.

RISK OF POOR TRACKING
      Several factors may affect a Fund's ability to achieve its targeted return on a daily basis. During periods of market volatility, a Fund may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or temporary lack of liquidity in the markets for the derivative securities held by a Fund. A failure to achieve its targeted return on a daily basis may cause a Fund to provide returns over a longer period of time that are worse than expected.

RISK OF TRADING HALTS
      In certain circumstances, an exchange may halt trading in securities held by a Fund. If such trading halts are instituted at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, a Fund also may be unable to accurately price its outstanding contracts. If a Fund is affected by such a halt, it may reject investors' orders for purchases, redemptions, or exchanges received earlier during the business day.

RISK OF EARLY CLOSING
      The normal close of trading of securities listed on the Nasdaq Stock Market and NYSE is 4:00 p.m. Eastern time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in the trading day a Fund might incur substantial trading losses.

--------------------------------------------------------------------------------

HIGH PORTFOLIO TURNOVER
      Rafferty expects a significant portion of The Potomac Funds' assets to come from professional money managers and investors who use the Funds as part of "asset allocation" and "market timing" investment strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions. Frequent trading could increase the rate of the Funds' portfolio turnover, forcing realization of substantial capital gains and losses and increasing transaction expenses. In addition, large movements of assets into and out of the Funds may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

RISK OF NON-DIVERSIFICATION
      The Funds (except the Money Market Fund) are non-diversified, which means that they may invest a high percentage of their assets in a limited number of securities. Since the Funds' are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

RISKS OF INVESTING IN INTERNET COMPANIES
      The Potomac OTC Plus Fund may invest a substantial portion of its assets in Internet companies listed on the Nasdaq 100 Index. The market prices of Internet-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in- and out-of-favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Internet stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect Internet companies. Those Internet companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those Internet companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Nasdaq 100 Index.

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES
      Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity. Any of these factors may negatively impact the performance of the Russell 2000 Index.

THE POTOMAC U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE
      THE POTOMAC U.S. GOVERNMENT MONEY MARKET FUND seeks to provide security of principal, current income and liquidity.

---------------------------------------------------------------
8

CORE INVESTMENTS
      THE POTOMAC U.S. GOVERNMENT MONEY MARKET FUND seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Trustees or by Rafferty to present minimal credit risk. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

INVESTMENT TECHNIQUES AND POLICIES
      In order to maintain a stable share price, the Fund maintains an average dollar-weighted maturity of 90 days or less. Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

RISK FACTORS

    - The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

    - Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    - Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government institution.

--------------------------------------------------------------------------------

PERFORMANCE OF THE POTOMAC FUNDS

      The Broker Class shares are a new class of shares offered by The Potomac Funds. Accordingly, they do not have a full calendar year of performance of their own. The annual performance illustrated in the bar chart and tables below represents the actual historical performance for the Funds' Investor Class of shares not offered in this Prospectus for the U.S. Plus Fund, OTC Plus Fund, and the U.S. Government Money Market Fund. Because the Investor Class had lower expenses, its performance was higher than the Broker Class of the Funds would have received in the same time period.
      The tables below provide some indication of the risks of an investment in these Funds by comparing the performance of the Investor Class of shares with a broad measure of market performance and by illustrating their highest and lowest quarterly returns. Because this information is based on past performance, it's not a guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    1998     1999
U.S. Plus Fund                      34.60%   24.45%
OTC Plus Fund                      104.22%  129.22%
U.S. Government Money Market Fund    4.33%    4.03%

------------------------
      The total return from January 1, 2000 to September 30, 2000 for the Investor Class of the U.S. Plus Fund, the OTC Plus Fund and the U.S. Government Money Market Fund was -8.20%, -10.56% and 3.99%, respectively.

      The highest and lowest returns of the Funds for a quarter during the two calendar years ended December 31, 1999 were as follows:

           FUND              HIGHEST QUARTERLY RETURN (%)   LOWEST QUARTERLY RETURN (%)
---------------------------  ----------------------------   ----------------------------
OTC Plus Fund                68.51 (4th quarter of 1999)      0.08 (3rd quarter of 1998)
U.S. Plus Fund               31.88 (4th quarter of 1998)    -17.38 (3rd quarter of 1998)
U.S. Government Money
  Market Fund                 1.11 (4th quarter of 1999)      0.88 (1st quarter of 1999)

---------------------------------------------------------------
10

      The table below shows what the Funds' average annual total returns would equal if you average out actual performance over various lengths of time.

AVERAGE ANNUAL RETURNS (for the periods ended December 31, 1999):

                     FUND                       ONE YEAR (%)   SINCE INCEPTION (%)+
----------------------------------------------  ------------   --------------------
OTC Plus Fund                                      129.22              91.49
Nasdaq 100 Index*                                  101.95              74.71

U.S. Plus Fund                                      24.45              27.67
S&P 500 Index**                                     19.53              21.63

U.S. Government Money Market Fund                    4.03               4.19

------------------------
        + The Investor Class of each Fund commenced operations on October 20, 1997.
        * The Nasdaq 100 is an unmanaged index composed of 100 of the largest non-financial domestic companies with a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares.
          ** The S&P 500 is an unmanaged index of 500 U.S. stocks and gives a broad look at how 500 of the largest companies in aggregate market value have performed.

FEES AND EXPENSES OF BROKER CLASS SHARES OF THE POTOMAC FUNDS

      The tables below describe the fees and expenses that you may pay if you buy and hold Broker Class shares of the Funds. The expenses below are based on actual expenses incurred for the fiscal year ended August 31, 2000.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases (as a % of
  offering price)...........................................     None
Maximum Deferred Sales Charge (as a % of original purchase
  price or sales proceeds, whichever is less)...............     5.00%*
Wire Redemption Fee.........................................   $15.00

------------------------
        * Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Broker Class shares will convert to Investor
           Class shares approximately eight years after purchase.

--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                                                          MONEY MARKET
                                    OTC PLUS   DOW 30 PLUS   SMALL CAP PLUS   U.S. PLUS       FUND
                                    --------   -----------   --------------   ---------   ------------
Management Fees                       0.75        0.75            0.75          0.75          0.50
Distribution (12b-1) Fees             1.00+       1.00            1.00+         1.00          1.00
Other Expenses*                       0.55        0.77            0.61          0.75          0.53
                                      ----        ----            ----          ----          ----
Total Annual Operating Expenses*      2.30+       2.52            2.36+         2.50          2.03
Fee Waiver and/or Reimbursement*      0.00        0.02            0.00          0.00          0.03
                                      ----        ----            ----          ----          ----
Net Expenses                          2.30+       2.50            2.36+         2.50          2.00
                                      ====        ====            ====          ====          ====

------------------------
+ Rafferty Asset Management, LLC voluntarily waived Distribution (12b-1) Fees for the OTC Plus Fund and Small Cap Plus Fund in the amount of 0.30% and 0.09%, repectively. As a result, Total Annual Operating Expenses and Net Expenses were 2.00% and 2.27% for the OTC Plus Fund and Small Cap Plus Fund, respectively.

* Rafferty Asset Management, LLC has contractually agreed to reimburse the Broker Class shares of the Funds for Other Expenses through August 31, 2003 to the extent that the Broker Class' Total Annual Fund Operating Expenses exceed 2.50% for the Plus Funds and 2.00% for the Money Market Fund. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three fiscal years.

EXPENSE EXAMPLE
      The tables below are intended to help you compare the cost of investing in the Broker Class of The Potomac Funds with the cost of investing in other mutual funds. The tables show what you would have paid if you invested $10,000 in the Broker Class of each Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same through each year. The expenses shown for the first and third years are calculated based on the Net Expenses shown above, taking into account any fee waivers and expense reimbursements. For the other years, the expenses are based on Total Annual Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             --------   --------   --------   --------
OTC Plus
  Assuming redemption at end of period.....    $733      $1,018     $1,430     $2,636
  Assuming no redemption...................    $233      $  718     $1,230     $2,636
Dow 30 Plus
  Assuming redemption at end of period.....    $753      $1,079     $1,540     $2,856
  Assuming no redemption...................    $253      $  779     $1,340     $2,856
Small Cap Plus
  Assuming redemption at end of period.....    $739      $1,036     $1,460     $2,696
  Assuming no redemption...................    $239      $  736     $1,260     $2,696
U.S. Plus
  Assuming redemption at end of period.....    $753      $1,079     $1,531     $2,836
  Assuming no redemption...................    $253      $  779     $1,331     $2,836
U.S. Government Money Market
  Assuming redemption at end of period.....    $703      $  927     $1,293     $2,358
  Assuming no redemption...................    $203      $  627     $1,093     $2,358

---------------------------------------------------------------
12

--------------------------------------------------------------------------------
                             ABOUT YOUR INVESTMENT

YOUR ACCOUNT
      You may open an account for the Broker Class shares and conduct other Fund transactions through a participating Broker. You will not pay any sales charges at the time you invest but your investment is subject to a contingent deferred sales charge (CDSC). This means that if you sell shares of a Fund within 6 years of purchase, you may have to pay a sales charge of up to 5% on the original purchase value of the shares to be sold. However, you will not be charged a CDSC when you exchange Broker Class shares of one Fund for another. The Funds' Broker Class shares also have ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets as discussed below.
      The table below lists the different CDSCs that apply if you sell Broker Class shares within 6 years of purchase. The CDSC is calculated by multiplying your original purchase cost by one of the percentages listed in the table. The longer you hold your shares, the less of a CDSC you would pay. You may sell shares after 6 years with no CDSC.

BROKER CLASS DEFERRED SALES CHARGES

SALES DURING:            CDSC ON SHARES BEING SOLD:
-------------            --------------------------
1st year...............               5%
2nd year...............               4%
3rd year...............               3%
4th year...............               3%
5th year...............               2%
6th year...............               1%
After 6 years..........             None

      If you buy Broker Class shares through certain designated Brokers with proceeds from the redemption of another mutual fund for which you paid a CDSC (other than a Potomac mutual fund), those Brokers will reimburse to you all or a designated portion of the CDSC. Please contact the Funds' distributor, Rafferty Capital Markets, LLC, to obtain a list of those designated Brokers.

WAIVER OF CDSC:
      The CDSC for Broker Class shares currently is waived if the shares are sold:

    - to make certain distributions from retirement plans,

    - due to shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse), or

    - to close shareholder accounts that do not comply with the low balance account requirements.

--------------------------------------------------------------------------------

CONVERSION OF BROKER CLASS SHARES:
      If you hold your Broker Class shares for 8 years, we automatically will convert them to Investor Class shares at no cost. In addition, we will convert any Broker Class shares purchased with reinvested dividends or distributions.

      At the time of the conversion, you will receive Investor Class shares in an amount equal to the value of your Broker Class shares. Because both classes have different prices, you may receive more or less Investor Class shares after the conversion. However, the dollar amount converted will not change so that you have not lost any money due to the conversion.

RULE 12b-1 FEES
      The Funds have adopted a distribution plan under Rule 12b-1 for the Broker Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services. Because these fees are paid out of the Broker Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

      Under the plan, the annual fees may amount to up to 1.00% of the Broker Class' average daily net assets. The Potomac Funds' Board of Trustees has authorized each Fund to pay Rule 12b-1 fees equal to 1.00% of the average daily net assets of the Broker Class.

HOW TO INVEST IN BROKER CLASS SHARES OF THE POTOMAC FUNDS
      You may invest in the Broker Class of the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed or company sponsored retirement plans or other products as available from your Broker. Applications and descriptions of any services fees for retirement or other accounts are available from your Broker.

MINIMUM INVESTMENT:
      The minimum initial and subsequent investments set forth below may be invested in as many of The Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                                                     MINIMUM INITIAL INVESTMENT   SUBSEQUENT INVESTMENT
                                                     --------------------------   ---------------------
Regular Accounts                                              $10,000                    $1,000
Retirement Accounts                                           $10,000                    $    0

TO PURCHASE BROKER CLASS SHARES:

    - Contact your Broker.

    - Your Broker will help you complete the necessary paperwork, mail your Account Application to The Potomac Funds and place your order to purchase Broker Class shares of the Funds.

---------------------------------------------------------------
14

    - Cash, credit cards, credit card checks and third-party checks will not be accepted by the Funds.

    - All purchases must be made in U.S. dollars through a U.S. bank.

    - If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

HOW TO EXCHANGE BROKER CLASS SHARES OF THE POTOMAC FUNDS
      You may exchange Broker Class shares of your current Fund(s) for Broker Class shares of any other Fund without any charges. To make an exchange:

    - Contact your Broker.

    - Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

    - The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

    - You must exchange at least a $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

HOW TO SELL BROKER CLASS SHARES OF THE POTOMAC FUNDS
      You may sell all or part of your investment in the Funds at the next determined net asset value after the Funds have received your order from your Broker.

TO SELL BROKER CLASS SHARES:

    - Contact your Broker.

    - He or she will place your order to sell Broker Class shares of the Funds.

    - Payment can be directed to your advisory account normally within three days after your Broker places your order.

    - For investments that have been made by check, payment on sales requests may be delayed until The Potomac Funds' Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

    - Your request will be processed the same day if you call between 9:00 A.M. AND 3:40 P.M. Eastern time (or 1:00 p.m. for the Money Market Fund).

PRICES OF BROKER CLASS SHARES OF THE POTOMAC FUNDS
      A Fund's share price is known as its net asset value (NAV). For all of the Funds except the U.S. Government Money Market Fund, the Advisor Class share prices are calculated as of fifteen minutes after the close of regular trading, usually at 4:15 p.m. Eastern time, each day the New York Stock Exchange (NYSE) is open for business. The U.S. Government Money Market Fund's Advisor
Class share price is calculated as of 1:15 p.m. Eastern time each day the NYSE and Federal Bank of New York are open. Share price is calculated

--------------------------------------------------------------------------------
by dividing the Broker Class' net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

    - equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices

    - options on futures are valued at their closing price

    - short-term debt securities and money market securities are valued using the "amortized" cost method

    - securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees

ACCOUNT AND TRANSACTION POLICIES

      ORDER POLICIES
      You may buy and sell Broker Class shares of the Funds at their NAV computed after your order has been received in good order. Purchase and sell orders will be processed the same day at that day's NAV if received by 3:40 P.M. Eastern time (or 1:00 p.m. for the Money Market Fund). The Funds will not accept and process any orders for that day received after this time.

      There are certain times when you may be unable to sell Broker
Class shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of its assets or sell its holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares.

      TELEPHONE TRANSACTIONS
      For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

      SIGNATURE GUARANTEES
      In certain instances when you sell Broker Class shares of the Funds, we will need your signature guaranteed. Signatures guarantees may be available at your bank, stockbroker or a national securities exchange. Your signature must be guaranteed under the following circumstances:

    - if your account registration or address has changed in the last 30 days

    - if the proceeds of your sale are mailed to an address other than the one listed with the Funds

    - if the proceeds are payable to a third party

    - if the sale is greater than $100,000

    - if the wire instructions on the account are being changed

---------------------------------------------------------------
16

    - if there are other unusual situations as determined by the Funds' Transfer Agent

      LOW BALANCE ACCOUNTS
      If your total account balance falls below $10,000, then we may sell your Broker Class shares of the Funds. We will inform you in writing 30 days prior to selling your Broker Class shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your Broker Class shares and send you the proceeds. We will not sell your Broker Class shares if your account value falls due to market fluctuations.

      MONEY MARKET FUND CHECKING POLICIES
      You may write checks against your Money Market Fund account if you request and complete a signature card. With these checks, you may sell Broker
Class shares of the Fund simply by writing a check for at least $500. You may not write a check to close your account. If you place a stop payment order on a check, we will charge you $25.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION

MANAGEMENT OF THE POTOMAC FUNDS
      Rafferty Asset Management, LLC (Rafferty) provides investment services to the Funds. Rafferty attempts to manage the investment of the Funds' assets consistent with their investment objectives, policies and limitations. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 1311 Mamaroneck Avenue, White Plains, New York 10605.

      Under an investment advisory agreement between The Potomac Funds and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds' daily net assets. The fees charged and the contractual fees are the same.

                                                              ADVISORY FEES CHARGED
                                                              ---------------------
Plus Funds                                                            0.75
U.S. Government Money Market Fund                                     0.50

      An investment committee of Rafferty employees has the day-to-day responsibility for managing the Potomac Funds.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS
      Each Fund, except the Money Market Fund, distributes dividends from net investment income annually. The Money Market Fund usually distributes dividends from its net investment income monthly. Net

--------------------------------------------------------------------------------
investment income generally consists of interest income and dividends received on investments, less expenses.

      Each Fund, except the Money Market Fund, also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the asset. Distributions of net gains on the sale of an asset held for one year or less are taxed as ordinary income. Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

      Dividends and net capital gains will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions by check and the post office cannot deliver such check or your check remains uncashed for six months, a Fund reserves the right to reinvest the check in your Potomac Fund account at the Fund's then current NAV and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
      The following table illustrates the potential tax liabilities for taxable accounts:

           TYPE OF TRANSACTION                                  TAX STATUS*
------------------------------------------       ------------------------------------------
Dividends                                        Ordinary income rate
Short-term capital gains                         Ordinary income rate
Long-term capital gains                          Long-term capital gains rate
Sale or exchange of Fund shares owned for        Long-term capital gains or losses (capital
  more than one year                               gains rate)
Sale or exchange of Fund shares owned for        Gains are taxed at the same rate as
  less than one year                               ordinary income; losses are subject to
                                                   special rules

------------------------
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

      If you are a non-retirement account holder, then each year, we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of these distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

      If you are a non-corporate shareholder and do not provide the Funds with your correct taxpayer identification number (normally your social security number), the Funds are required to withhold 31% of all dividends, other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Funds by the IRS.

---------------------------------------------------------------
18

MASTER/FEEDER STRUCTURE OPTION
      The Funds may in the future operate under a master/feeder structure. This means that each Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Broker Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Broker Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Broker Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                     For a fund share outstanding throughout the period
                                                                                       U.S. PLUS FUND
POTOMAC FUNDS                                               ---------------------------------------------------------------------
                                                                                                    INVESTOR CLASS
                                                               BROKER CLASS          --------------------------------------------
                                                            AUGUST 22, 2000(1)           YEAR ENDED          OCTOBER 20, 1997(1)
                                                            TO AUGUST 31, 2000        AUGUST 31, 1999         TO AUGUST 31, 1998
                                                            -------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................           $ 16.69                $      9.76                $  10.00
                                                                 -------                -----------                --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................             (0.01)                      0.31                    0.36
Net realized and unrealized gain (loss) on
  investments(6)......................................              0.27                       4.59                   (0.58)
                                                                 -------                -----------                --------
    Total from investment operations..................              0.26                       4.90                   (0.22)
                                                                 -------                -----------                --------
LESS DISTRIBUTIONS:
Dividends from net investment income..................                --                         --                   (0.02)
Distributions from realized gains                                     --                      (0.10)                     --
                                                                 -------                -----------                --------
    Total distributions                                               --                      (0.10)                  (0.02)
                                                                 -------                -----------                --------
Net Asset Value, End of Period........................           $ 16.95                $     14.56                $   9.76
                                                                 =======                ===========                ========
TOTAL RETURN..........................................              1.56%(2)                  50.38%                 (2.23)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................           $83,749                $16,472,869                $466,997
Ratio of net expenses to average net assets:
  Before expense reimbursement........................              2.50%(3,7)                 1.52%                   2.52%(3)
  After expense reimbursement.........................              2.50%(3,7)                 1.50%                   1.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................            (2.47)%(3,7)                 2.32%                   2.68%(3)
  After expense reimbursement.........................            (2.47)%(3,7)                 2.34%                   3.70%(3)
Portfolio turnover rate(5)............................             2,010%                         0%                      0%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.05%.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Broker Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Broker Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Broker Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                     For a fund share outstanding throughout the period
                                                                                        OTC PLUS FUND
POTOMAC FUNDS                                               ---------------------------------------------------------------------
                                                                                                    INVESTOR CLASS
                                                               BROKER CLASS          --------------------------------------------
                                                            AUGUST 22, 2000(1)           YEAR ENDED          OCTOBER 20, 1997(1)
                                                            TO AUGUST 31, 2000        AUGUST 31, 1999         TO AUGUST 31, 1998
                                                            -------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................           $ 40.81                $     10.41               $    10.00
                                                                 -------                -----------               ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................             (0.02)                     (0.23)                   (0.11)
Net realized and unrealized gain (loss) on
  investments(6)......................................              3.28                      14.48                     0.52
                                                                 -------                -----------               ----------
    Total from investment operations..................              3.26                      14.25                     0.41
                                                                 -------                -----------               ----------
LESS DISTRIBUTIONS:
Dividends from net investment income..................                --                         --                       --
Distributions from realized gains                                     --                      (0.06)                      --
                                                                 -------                -----------               ----------
    Total distributions                                               --                      (0.06)                      --
                                                                 -------                -----------               ----------
Net Asset Value, End of Period........................           $ 44.07                $     24.60               $    10.41
                                                                 =======                ===========               ==========
TOTAL RETURN..........................................              7.99%(2)                 137.18%                    4.10%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................           $11,554                $76,682,387               $7,680,546
Ratio of net expenses to average net assets:
  Before expense reimbursement........................              2.30%(3,7)                 1.50%                    3.21%(3)
  After expense reimbursement.........................              2.00%(3,7)                 1.50%                    1.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................            (2.05)%(3,7)               (1.16)%                  (2.84)%(3)
  After expense reimbursement.........................            (1.75)%(3,7)               (1.16)%                  (1.13)%(3)
Portfolio turnover rate(5)............................               378%                     1,000%                   2,325%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY OF 0.08%.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Broker Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Broker Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Broker Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                    For a fund share outstanding throughout the period
                                                                       SMALL CAP PLUS FUND                     DOW 30 PLUS FUND
POTOMAC FUNDS                                             ----------------------------------------------      -------------------
                                                             BROKER CLASS             INVESTOR CLASS             BROKER CLASS
                                                           MARCH 28, 2000(1)       FEBRUARY 22, 1999(1)       AUGUST 17, 2000(1)
                                                          TO AUGUST 31, 2000        TO AUGUST 31, 1999        TO AUGUST 31, 2000
                                                          -------------------      ---------------------      -------------------
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................         $     15.06               $     10.00                  $ 9.12
                                                             -----------               -----------                  ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).....................                0.04                      0.18                      --
Net realized and unrealized gain (loss) on
  investments(6)....................................               (2.53)                     0.92                    0.20
                                                             -----------               -----------                  ------
    Total from investment operations................               (2.49)                     1.10                    0.20
                                                             -----------               -----------                  ------
LESS DISTRIBUTIONS:
Dividends from net investment income................                  --                        --                      --
Distributions from realized gains                                     --                        --                      --
                                                             -----------               -----------                  ------
    Total distributions                                               --                        --                      --
                                                             -----------               -----------                  ------
Net Asset Value, End of Period......................         $     12.57               $     11.10                  $ 9.32
                                                             ===========               ===========                  ======
TOTAL RETURN........................................             (16.53)%(2)                 11.00%(2)                2.19%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........................         $12,034,922               $ 7,033,622                  $5,108
Ratio of net expenses to average net assets:
  Before expense reimbursement......................                2.36%(3,7)                1.50%(3)                2.52%(3)
  After expense reimbursement.......................                2.27%(3,7)                1.50%(3)                2.50%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement......................                0.77%(3,7)                3.03%(3)                0.39%(3)
  After expense reimbursement.......................                0.86%(3,7)                3.03%(3)                0.41%(3)
Portfolio turnover rate(5)..........................               3,390%                        0%                  1,606%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.
(7)RATIO INCLUDES ADVISOR EXPENSE RECOVERY.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The financial highlights tables are intended to help you understand the financial performance of the Broker Class shares of each Fund outstanding for the periods indicated. The information in the tables has been audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. Certain information reflects financial results for a single Broker Class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Broker Class (assuming reinvestment of all dividends and distributions). More information about the Funds may be found in their Annual and Semi-Annual Reports, which you may obtain upon request.

                                                                     For a fund share outstanding throughout the period
                                                                              U.S. GOVERNMENT MONEY MARKET FUND
POTOMAC FUNDS                                               ---------------------------------------------------------------------
                                                                                                    INVESTOR CLASS
                                                               BROKER CLASS          --------------------------------------------
                                                             MARCH 22, 2000(1)           YEAR ENDED          OCTOBER 20, 1997(1)
                                                            TO AUGUST 31, 2000        AUGUST 31, 1999         TO AUGUST 31, 1998
                                                            -------------------      ------------------      --------------------
PER SHARE DATA:
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................           $   1.00               $      1.00               $     1.00
                                                                 --------               -----------               ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).......................               0.01                      0.04                     0.04
Net realized and unrealized gain (loss) on
  investments.........................................                 --                        --                       --
                                                                 --------               -----------               ----------
    Total from investment operations..................               0.01                      0.04                     0.04
                                                                 --------               -----------               ----------
LESS DISTRIBUTIONS:
Dividends from net investment income..................              (0.01)                    (0.04)                   (0.04)
Distributions from realized gains                                      --                        --                       --
                                                                 --------               -----------               ----------
    Total distributions                                             (0.01)                    (0.04)                   (0.04)
                                                                 --------               -----------               ----------
Net asset value, end of period........................           $   1.00               $      1.00               $     1.00
                                                                 ========               ===========               ==========
TOTAL RETURN..........................................               0.61%(2)                  3.89%                    3.89%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.............................           $710,457               $50,222,733               $9,370,384
Ratio of net expenses to average net assets:
  Before expense reimbursement........................               2.03%(3)                  1.20%                    3.70%(3)
  After expense reimbursement.........................               2.00%(3)                  0.99%                    1.00%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense reimbursement........................               4.37%(3)                  3.68%                    1.66%(3)
  After expense reimbursement.........................               4.40%(3)                  3.89%                    4.36%(3)
Portfolio turnover rate(5)............................                N/A                       N/A                      N/A

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES. RATIO IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

                     MORE INFORMATION ON THE POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION (SAI):
      The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS:
      The Funds' reports provide additional information on their investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds' performance during that period.

CALL OR WRITE TO OBTAIN THE SAI OR FUND REPORTS FREE OF CHARGE:

Write to:  The Potomac Funds
           P.O. Box 1993
           Milwaukee, Wisconsin 53201-1993
Call:      (800) 851-0511

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC's Internet web site at http:\\www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Rafferty Capital Markets, Inc., Distributor
1311 Mamaroneck Avenue
White Plains, New York 10605

SEC File Number: 811-8243

                                  PROSPECTUS
                                January 2, 2001

                                    [LOGO]

                                 BROKER CLASS

                            100 South Royal Street
                          Alexandria, Virginia 22314

                            1311 Mamaroneck Avenue
                         White Plains, New York 10605

                                (800) 851-0511